AB High Income Fund

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 34.9%
Industrial – 28.2%
Basic – 2.9%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	759	$780,654
Arconic Corp. 6.125%, 02/15/2028(a)		1,749	1,860,645
Avient Corp. 5.75%, 05/15/2025(a)		1,878	2,041,246
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		1,485	1,555,537
CF Industries, Inc. 3.45%, 06/01/2023		2,000	2,096,840
4.95%, 06/01/2043		2,746	3,212,149
5.375%, 03/15/2044		2,873	3,505,365
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		532	534,097
9.875%, 10/17/2025(a)		11,882	12,978,785
Commercial Metals Co. 4.875%, 05/15/2023		3,249	3,368,924
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		1,285	1,343,621
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		1,900	1,616,592
Flex Acquisition Co., Inc. 7.875%, 07/15/2026 (a)		7,141	7,417,171
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		5,475	5,873,952
4.75%, 05/15/2022(a)		2,000	2,093,565
Freeport-McMoRan, Inc. 5.40%, 11/14/2034		2,033	2,283,070
5.45%, 03/15/2043		5,095	5,663,541
GPC Merger Sub, Inc. 7.125%, 08/15/2028(a)		1,653	1,721,925
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		6,956	7,077,797
Hecla Mining Co. 7.25%, 02/15/2028		6,570	7,021,986
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		5,122	5,490,533
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		3,647	3,968,402
11.00%, 05/15/2022(a)		12,855	13,276,189
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		1,282	1,362,319
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)	EUR	5,940	7,097,999
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)	U.S.$	16,121	0

	Principal Amount (000)		U.S. $ Value

Nouryon Holding BV 6.50%, 10/01/2026(a)	EUR	3,669	$4,431,376
8.00%, 10/01/2026(a)	U.S.$	2,825	3,015,560
Novelis Corp. 5.875%, 09/30/2026(a)		4,196	4,474,217
OCI NV 5.00%, 04/15/2023(a)	EUR	9,800	11,787,902
6.625%, 04/15/2023(a)	U.S.$	1,175	1,210,928
Olin Corp. 5.625%, 08/01/2029		5,624	5,404,193
Peabody Energy Corp. 6.00%, 03/31/2022(a)		1,028	614,029
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		1,073	1,295,647
SPCM SA 4.875%, 09/15/2025(a)		3,290	3,391,389
United States Steel Corp. 12.00%, 06/01/2025(a)		7,828	8,106,514
Valvoline, Inc. 4.25%, 02/15/2030(a)		10,847	11,390,586
WR Grace & Co-Conn 4.875%, 06/15/2027(a)		2,472	2,632,317

			162,997,562

Capital Goods – 2.6%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	5,094	5,844,765
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	5,642	5,755,789
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		4,072	4,228,382
5.25%, 04/30/2025(a)		2,000	2,118,750
6.00%, 02/15/2025(a)		333	347,985
Bombardier, Inc. 6.125%, 01/15/2023(a)		1,553	1,366,516
7.50%, 12/01/2024-03/15/2025(a)		11,779	9,523,640
7.875%, 04/15/2027(a)		7,148	5,686,198
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		2,468	2,614,684
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		3,893	3,718,123
Colfax Corp. 6.375%, 02/15/2026(a)		1,170	1,267,283
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		2,071	2,220,349
EnerSys 4.375%, 12/15/2027(a)		5,050	5,104,204
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	4,511,752

	Principal Amount (000)		U.S. $ Value

Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	6,532	$6,842,270
GFL Environmental, Inc. 4.25%, 06/01/2025(a)		333	346,357
5.125%, 12/15/2026(a)		4,000	4,250,860
7.00%, 06/01/2026(a)		2,024	2,157,239
8.50%, 05/01/2027(a)		2,685	3,011,545
Granite US Holdings Corp. 11.00%, 10/01/2027 (a)		2,757	2,642,462
Griffon Corp. 5.75%, 03/01/2028		9,055	9,477,971
5.75%, 03/01/2028(a)		1,126	1,165,291
Harsco Corp. 5.75%, 07/31/2027(a)		456	479,710
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	1,046,405
Liberty Tire Recycling LLC 9.50%, 01/15/2023(d) (e) (g)		1,057	1,056,844
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		4,836	4,931,389
7.25%, 04/15/2025(a)		863	828,326
Moog, Inc. 4.25%, 12/15/2027 (a)		2,347	2,391,282
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(a)		333	343,588
Rebecca Bidco GmbH 5.75%, 07/15/2025(a)	EUR	568	675,418
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)	U.S.$	333	314,643
5.375%, 05/01/2026(a)		510	534,602
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		2,050	2,126,360
Terex Corp. 5.625%, 02/01/2025(a)		3,744	3,794,651
TransDigm, Inc. 6.25%, 03/15/2026(a)		555	585,666
6.50%, 07/15/2024		12,885	12,933,831
8.00%, 12/15/2025(a)		3,335	3,619,100
Triumph Group, Inc. 6.25%, 09/15/2024(a)		721	644,956
7.75%, 08/15/2025		4,578	2,961,228
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	155,246
8.50%, 08/15/2027(a)	U.S.$	3,683	4,038,294
Vertical Holdco GmbH 7.625%, 07/15/2028(a)		2,285	2,412,629
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		5,028	5,287,554
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		4,007	4,400,183
7.25%, 06/15/2028(a)		2,962	3,236,598

			143,000,918

	Principal Amount (000)		U.S. $ Value

Communications - Media – 3.1%
Altice Financing SA 7.50%, 05/15/2026(a)	U.S.$	17,748	$19,019,348
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	937,424
5.375%, 03/01/2025(a)	U.S.$	2,260	2,275,152
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/2026(a)		135	141,263
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		4,940	4,861,702
CSC Holdings LLC 5.375%, 02/01/2028(a)		8,139	8,827,478
5.50%, 05/15/2026(a)		2,000	2,097,593
7.50%, 04/01/2028(a)		4,326	4,981,165
10.875%, 10/15/2025(a)		1,233	1,322,429
DISH DBS Corp. 5.00%, 03/15/2023		1,148	1,198,286
5.875%, 11/15/2024		1,199	1,254,397
6.75%, 06/01/2021		1,332	1,377,527
7.375%, 07/01/2028(a)		6,580	6,978,021
7.75%, 07/01/2026		335	375,987
DISH Network Corp. 3.375%, 08/15/2026(h)		4,275	3,939,249
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		1,888	1,911,024
6.375%, 05/01/2026		758	802,645
8.375%, 05/01/2027		3,375	3,366,947
Lamar Media Corp. 4.875%, 01/15/2029(a)		1,559	1,640,735
5.75%, 02/01/2026		2,000	2,103,033
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		14,893	15,916,612
Liberty Interactive LLC 3.75%, 02/15/2030(h)		2,219	1,575,203
Meredith Corp. 6.875%, 02/01/2026		13,214	11,488,916
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	2,697,547
Netflix, Inc. 4.875%, 04/15/2028		183	212,746
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		3,403	3,187,950
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 02/15/2025(a)		5,966	6,115,530
6.875%, 02/15/2023(a)		3,250	3,288,946
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		3,449	3,461,196

	Principal Amount (000)		U.S. $ Value

Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)	U.S.$	4,371	$4,370,020
Sirius XM Radio, Inc. 5.00%, 08/01/2027(a)		1,774	1,889,736
5.50%, 07/01/2029(a)		110	122,501
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	7,605	8,641,407
TEGNA, Inc. 5.00%, 09/15/2029(a)	U.S.$	4,970	5,006,317
5.50%, 09/15/2024(a)		719	735,136
Univision Communications, Inc. 5.125%, 02/15/2025(a)		1,398	1,356,373
6.625%, 06/01/2027(a)		5,134	5,151,082
9.50%, 05/01/2025(a)		836	912,243
UPC Holding BV 5.50%, 01/15/2028(a)		11,047	11,253,350
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		4,000	4,164,381
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,734	3,993,326
5.50%, 05/15/2029(a)		333	362,940
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		985	1,045,551
Ziggo BV 4.875%, 01/15/2030(a)		811	855,303
5.50%, 01/15/2027(a)		5,375	5,662,435

			172,878,152

Communications - Telecommunications – 1.8%
Altice France SA/France 7.375%, 05/01/2026(a)		9,286	9,889,590
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		9,576	10,051,815
7.50%, 10/15/2026(a)		333	354,607
CenturyLink, Inc. Series Y 7.50%, 04/01/2024		2,262	2,557,107
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		8,020	8,212,881
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	4,599,617
9.375%, 06/17/2023(a)	U.S.$	3,093	3,126,680
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (i)		7,915	4,954,574
9.75%, 07/15/2025(a) (b) (i)		1,446	960,812
Intrado Corp. 8.50%, 10/15/2025(a)		2,520	2,134,702
Level 3 Financing, Inc. 4.25%, 07/01/2028(a)		2,458	2,566,028
5.25%, 03/15/2026		5,865	6,128,909

	Principal Amount (000)		U.S. $ Value

Nexstar Broadcasting, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,746	$1,870,072
Sprint Capital Corp. 8.75%, 03/15/2032		1,344	2,074,041
Sprint Corp. 7.25%, 09/15/2021		2,000	2,113,449
7.625%, 02/15/2025-03/01/2026		1,454	1,771,898
7.875%, 09/15/2023		1,622	1,882,560
T-Mobile USA, Inc. 6.00%, 03/01/2023		2,547	2,560,177
Telecom Italia Capital SA 7.20%, 07/18/2036		7,713	10,155,888
7.721%, 06/04/2038		6,995	9,493,294
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		2,712	2,716,375
6.125%, 03/01/2028(a)		11,510	11,885,095

			102,060,171

Consumer Cyclical - Automotive – 1.9%
Adient US LLC 9.00%, 04/15/2025(a)		3,859	4,308,902
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		913	1,008,863
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		7,029	7,169,580
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		4,201	4,496,437
8.50%, 05/15/2027(a)		10,313	10,855,547
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		656	681,737
Dana, Inc. 5.375%, 11/15/2027		651	682,150
5.625%, 06/15/2028		983	1,032,150
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		3,633	3,587,200
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (d) (e) (g) (i)		22,539	1,126,934
(First Lien) 11.00%, 10/31/2024(b) (d) (e) (g) (i)		7,590	0
Ford Motor Co. 8.50%, 04/21/2023		10,431	11,582,166
9.00%, 04/22/2025		2,901	3,417,473
Ford Motor Credit Co. LLC 1.744%, 07/19/2024	EUR	1,492	1,659,604
3.021%, 03/06/2024		1,174	1,374,479
3.096%, 05/04/2023	U.S.$	607	604,702
3.219%, 01/09/2022		2,212	2,208,691
4.063%, 11/01/2024		1,190	1,216,468
4.14%, 02/15/2023		200	203,593
5.125%, 06/16/2025		1,455	1,548,133
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)	EUR	7,242	6,802,591

	Principal Amount (000)		U.S. $ Value

IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)	EUR	1,336	$1,582,529
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		1,742	2,072,509
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	3,393	3,467,951
6.25%, 06/01/2025(a)		2,099	2,222,987
Navistar International Corp. 9.50%, 05/01/2025(a)		7,060	8,059,429
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	1,600	1,734,331
5.00%, 07/15/2026(j)	U.S.$	4,571	3,106,852
Titan International, Inc. 6.50%, 11/30/2023		5,307	3,532,157
Truck Hero, Inc. 8.50%, 04/21/2024(a)		4,563	4,740,762
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)		178	186,485
4.75%, 04/29/2025(a)		9,455	10,017,211

			106,290,603

Consumer Cyclical - Entertainment – 0.6%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		1,036	290,094
5.875%, 11/15/2026		6,227	1,743,560
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		12,465	12,704,210
Mattel, Inc. 5.875%, 12/15/2027(a)		815	881,224
6.75%, 12/31/2025(a)		634	676,705
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		4,914	5,157,797
9.50%, 08/01/2025(a)		4,530	4,590,891
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		1,901	2,040,235
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,447	1,557,915
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		1,856	1,207,928
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,018	829,502

			31,680,061

Consumer Cyclical - Other – 3.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		4,216	4,121,335
Beazer Homes USA, Inc. 5.875%, 10/15/2027		4,131	4,158,948
6.75%, 03/15/2025		6,147	6,341,835
Boyd Gaming Corp. 4.75%, 12/01/2027(a)		2,105	2,020,367
8.625%, 06/01/2025(a)		2,735	3,017,188

	Principal Amount (000)		U.S. $ Value

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)	U.S.$	5,889	$5,382,309
6.25%, 09/15/2027(a)		7,295	7,330,708
Caesars Entertainment Corp. 5.00%, 10/01/2024(h)		333	542,061
Colt Merger Sub, Inc. 6.25%, 07/01/2025(a)		6,507	6,784,937
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		8,001	7,761,550
Forestar Group, Inc. 5.00%, 03/01/2028(a)		2,032	2,019,272
8.00%, 04/15/2024(a)		3,410	3,671,548
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		1,671	1,783,560
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024		2,000	2,020,715
4.875%, 01/15/2030		135	141,888
5.375%, 05/01/2025(a)		1,173	1,225,835
5.75%, 05/01/2028(a)		1,263	1,348,252
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		1,588	1,684,198
International Game Technology PLC 5.25%, 01/15/2029(a)		6,212	6,299,984
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(a)		2,531	2,080,442
KB Home 7.00%, 12/15/2021		6,936	7,281,648
7.50%, 09/15/2022		2,741	3,007,046
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		6,752	7,210,863
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		6,380	6,588,880
Mattamy Group Corp. 4.625%, 03/01/2030(a)		6,691	6,814,655
5.25%, 12/15/2027(a)		4,540	4,721,600
MGM Resorts International 5.50%, 04/15/2027		2,551	2,561,615
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		4,999	4,960,779
7.00%, 05/15/2028(a)		892	825,100
7.25%, 11/15/2029(a)		893	825,237
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		2,787	2,859,364
6.125%, 04/01/2025(a)		4,481	4,613,255
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		5,888	6,338,736

	Principal Amount (000)		U.S. $ Value

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)	U.S.$	8,781	$8,373,443
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		2,782	3,122,959
5.875%, 06/15/2027(a)		3,493	3,874,685
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		4,950	5,222,250
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027(a)		3,793	3,689,999
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		4,506	4,145,790
6.625%, 07/31/2026(a)		3,533	3,659,655
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(a)		135	137,736
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023(a)		333	312,663
5.50%, 03/01/2025(a)		2,020	1,898,986
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		3,075	2,960,863
7.75%, 04/15/2025(a)		6,444	6,773,902

			172,518,641

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 05/15/2024(a)		2,000	2,040,239
4.375%, 01/15/2028(a)		83	86,261
5.75%, 04/15/2025(a)		2,614	2,812,597
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		4,858	3,368,877
IRB Holding Corp. 6.75%, 02/15/2026(a)		3,291	3,307,576
7.00%, 06/15/2025(a)		2,922	3,188,060
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		2,000	2,140,804
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		2,006	2,248,746

			19,193,160

Consumer Cyclical - Retailers – 1.3%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		640	684,610
Dufry One BV 2.50%, 10/15/2024(a)	EUR	5,467	4,939,323
L Brands, Inc. 5.25%, 02/01/2028	U.S.$	531	493,340
5.625%, 02/15/2022-10/15/2023		8,313	8,459,907

	Principal Amount (000)		U.S. $ Value

6.75%, 07/01/2036	U.S.$	1,479	$1,425,572
6.875%, 07/01/2025(a)		397	427,365
6.875%, 11/01/2035		7,429	7,114,177
7.50%, 06/15/2029		492	505,532
9.375%, 07/01/2025(a)		685	763,797
Murphy Oil USA, Inc. 5.625%, 05/01/2027		503	534,612
Penske Automotive Group, Inc. 5.50%, 05/15/2026		845	883,110
5.75%, 10/01/2022		456	461,288
PetSmart, Inc. 7.125%, 03/15/2023(a)		14,712	14,854,584
Rite Aid Corp. 7.50%, 07/01/2025(a)		6,759	6,876,350
Sonic Automotive, Inc. 6.125%, 03/15/2027		5,939	6,233,624
Staples, Inc. 7.50%, 04/15/2026(a)		6,746	5,919,607
10.75%, 04/15/2027(a)		6,383	4,131,614
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,780	1,744,088
William Carter Co. (The) 5.50%, 05/15/2025(a)		4,156	4,419,885
5.625%, 03/15/2027(a)		2,000	2,139,806

			73,012,191

Consumer Non-Cyclical – 3.4%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		5,204	5,522,268
AdaptHealth LLC 6.125%, 08/01/2028(a)		1,532	1,596,309
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023(a)		2,655	2,531,660
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		2,000	2,044,242
4.625%, 01/15/2027(a)		3,290	3,497,711
4.875%, 02/15/2030(a)		2,263	2,440,452
5.75%, 03/15/2025		2,004	2,070,291
6.625%, 06/15/2024		6,611	6,875,740
7.50%, 03/15/2026(a)		333	375,054
Avantor Funding, Inc. 4.625%, 07/15/2028(a)		4,355	4,610,986
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		3,828	4,280,285
Bausch Health Cos., Inc. 5.50%, 11/01/2025(a)		2,000	2,074,673
5.75%, 08/15/2027(a)		333	362,078
6.125%, 04/15/2025(a)		2,422	2,502,417
6.25%, 02/15/2029(a)		2,900	3,083,023
7.25%, 05/30/2029(a)		1,211	1,340,327
9.00%, 12/15/2025(a)		1,937	2,147,870

	Principal Amount (000)		U.S. $ Value

Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026(a)	U.S.$	3,111	$3,191,383
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		419	449,479
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		5,121	5,170,706
6.625%, 02/15/2025(a)		3,740	3,781,201
DaVita, Inc. 4.625%, 06/01/2030(a)		333	354,595
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(a)		4,779	3,646,429
9.50%, 07/31/2027(a)		3,468	3,732,435
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		6,978	2,831,981
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026(a)		3,233	2,962,697
HCA, Inc. 5.875%, 05/01/2023		2,000	2,200,035
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	5,672	6,782,936
5.00%, 10/15/2026(a)	U.S.$	2,333	2,450,976
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023(a)		7,943	8,081,666
LifePoint Health, Inc. 6.75%, 04/15/2025(a)		333	360,311
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)		2,552	321,647
MEDNAX, Inc. 5.25%, 12/01/2023(a)		315	319,832
6.25%, 01/15/2027(a)		589	621,503
MPH Acquisition Holdings LLC 7.125%, 06/01/2024(a)		16,235	16,655,174
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		1,545	1,644,128
Post Holdings, Inc. 4.625%, 04/15/2030(a)		6,624	6,967,962
5.50%, 12/15/2029(a)		4,151	4,555,372
5.75%, 03/01/2027(a)		333	354,607
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		6,950	6,979,108
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		15,964	17,702,061
Spectrum Brands, Inc. 4.00%, 10/01/2026(a)	EUR	3,459	3,979,144
5.75%, 07/15/2025	U.S.$	598	618,684
Sunshine Mid BV 6.50%, 05/15/2026(a)	EUR	5,784	7,026,020
Synlab Unsecured Bondco PLC 8.25%, 07/01/2023(a)		3,869	4,662,503

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 4.875%, 01/01/2026(a)	U.S.$	295	$308,440
5.125%, 05/01/2025		3,026	3,115,783
6.75%, 06/15/2023		4,155	4,384,239
7.00%, 08/01/2025		766	792,630
7.50%, 04/01/2025(a)		3,623	4,009,556
US Renal Care, Inc. 10.625%, 07/15/2027(a)		4,233	4,517,010
Vizient, Inc. 6.25%, 05/15/2027(a)		1,274	1,353,840
West Street Merger Sub, Inc. 6.375%, 09/01/2025(a)		4,934	5,005,230

			189,246,689

Energy – 3.3%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)		3,655	3,947,400
Antero Resources Corp. 5.125%, 12/01/2022		1,413	1,129,472
Apache Corp. 5.35%, 07/01/2049		8,048	7,772,658
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		736	585,450
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		1,301	1,140,868
Callon Petroleum, Co. 6.25%, 04/15/2023		3,636	1,202,173
8.25%, 07/15/2025		253	77,667
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020(h) (k)		14,659	2,198,822
Cheniere Energy Partners LP 4.50%, 10/01/2029		2,089	2,212,712
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		3,482	3,497,477
7.00%, 06/15/2025(a)		9,430	9,720,751
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		2,892	2,743,057
Denbury Resources, Inc. 7.75%, 02/15/2024(a)		4,811	2,038,346
9.25%, 03/31/2022(a)		2,013	853,082
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(b) (i)		8,521	872,332
5.70%, 10/15/2039(b) (i)		3,966	431,564
7.875%, 08/15/2025(b) (i)		4,441	472,815
EnLink Midstream Partners LP 4.15%, 06/01/2025		9,849	7,888,812
4.40%, 04/01/2024		2,333	2,006,622
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(b) (i)		8,958	90
8.00%, 11/29/2024(a) (b) (i)		6,995	70
9.39%, 05/01/2024(a) (b) (i)		5,019	11,812

	Principal Amount (000)		U.S. $ Value

EQT Corp. 3.90%, 10/01/2027	U.S.$	6,480	$6,110,879
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		2,898	2,716,871
7.75%, 02/01/2028		4,524	4,360,719
Global Partners LP/GLP Finance Corp. 7.00%, 08/01/2027		2,652	2,566,664
Gulfport Energy Corp. 6.00%, 10/15/2024		2,096	1,101,304
6.375%, 05/15/2025-01/15/2026		18,625	9,098,487
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		5,376	5,583,485
HighPoint Operating Corp. 7.00%, 10/15/2022		1,645	413,968
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025(a)		5,626	5,341,050
Indigo Natural Resources LLC 6.875%, 02/15/2026(a)		3,805	3,682,442
Ithaca Energy North Sea PLC 9.375%, 07/15/2024(a)		3,759	3,324,861
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		2,551	1,641,371
7.50%, 01/15/2028(a)		2,586	1,643,185
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		6,858	5,521,203
Occidental Petroleum Corp. 2.70%, 02/15/2023		5,613	5,391,690
2.90%, 08/15/2024		1,755	1,651,565
3.125%, 02/15/2022		333	327,879
3.40%, 04/15/2026		421	381,577
3.50%, 06/15/2025		2,366	2,238,043
8.50%, 07/15/2027		558	621,291
8.875%, 07/15/2030		558	628,372
Parkland Corp./Canada 6.00%, 04/01/2026(a)		3,646	3,865,046
PDC Energy, Inc. 5.75%, 05/15/2026		3,847	3,854,511
6.125%, 09/15/2024		7,221	7,291,751
QEP Resources, Inc. 5.25%, 05/01/2023		4,768	3,294,291
Range Resources Corp. 5.00%, 03/15/2023		271	251,618
5.875%, 07/01/2022		275	254,376
SandRidge Energy, Inc. 7.50%, 02/15/2023(b) (d) (e)		1,970	0
8.125%, 10/15/2022(b) (d) (e)		15,534	0
SM Energy Co. 5.00%, 01/15/2024		3,387	1,920,842
5.625%, 06/01/2025		2,653	1,395,151
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		6,830	7,030,142
5.875%, 03/15/2028		2,917	3,045,375
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		2,275	2,160,466

	Principal Amount (000)		U.S. $ Value

Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)	U.S.$	1,918	$1,729,738
Transocean, Inc. 6.80%, 03/15/2038		5,337	1,363,916
7.25%, 11/01/2025(a)		2,072	1,013,013
7.50%, 01/15/2026(a)		4,613	2,252,119
Vantage Drilling International 7.125%, 04/01/2023(b) (d) (e)		8,325	0
7.50%, 11/01/2019(b) (c) (d) (e)		8,860	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(a)		13,924	8,076,442
Western Midstream Operating LP 3.95%, 06/01/2025		1,219	1,214,272
4.00%, 07/01/2022		3,397	3,508,186
4.10%, 02/01/2025		2,891	2,866,729
4.50%, 03/01/2028		3,438	3,443,001
4.75%, 08/15/2028		1,563	1,574,546
5.05%, 02/01/2030		2,516	2,542,857
5.45%, 04/01/2044		916	834,092
Whiting Petroleum Corp. 6.25%, 04/01/2023(b) (i)		545	98,100
6.625%, 01/15/2026(b) (i)		2,582	477,343

			180,508,881

Other Industrial – 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		6,917	7,190,012
5.875%, 05/15/2026(a)		333	352,519
H&E Equipment Services, Inc. 5.625%, 09/01/2025		333	346,317
IAA, Inc. 5.50%, 06/15/2027(a)		1,742	1,856,876
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		1,590	1,606,624
Laureate Education, Inc. 8.25%, 05/01/2025(a)		3,401	3,637,992

			14,990,340

Services – 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		1,699	1,818,330
9.75%, 07/15/2027(a)		11,333	12,580,437
Aptim Corp. 7.75%, 06/15/2025(a)		8,303	3,266,770
APX Group, Inc. 6.75%, 02/15/2027(a)		2,701	2,691,293
7.875%, 12/01/2022		4,135	4,183,949
Aramark Services, Inc. 5.00%, 02/01/2028(a)		696	700,222
6.375%, 05/01/2025(a)		4,892	5,159,021

	Principal Amount (000)		U.S. $ Value

Carlson Travel, Inc. 6.75%, 12/15/2023(a)	U.S.$	3,434	$2,669,229
Carriage Services, Inc. 6.625%, 06/01/2026(a)		2,900	3,072,941
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	3,335	3,237,324
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	8,008	8,720,726
Gartner, Inc. 4.50%, 07/01/2028 (a)		3,059	3,222,779
Korn Ferry 4.625%, 12/15/2027(a)		3,154	3,236,004
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		6,914	0
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025(a)		2,333	2,402,649
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		135	145,125
6.25%, 01/15/2028(a)		10,851	11,311,599
Refinitiv US Holdings, Inc. 8.25%, 11/15/2026(a)		7,186	7,930,900
Sabre GLBL, Inc. 5.375%, 04/15/2023(a)		11,407	11,193,866
9.25%, 04/15/2025(a)		2,673	2,942,057
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		2,089	2,190,042
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		9,176	10,171,470

			102,846,733

Technology – 1.0%
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		13,822	14,608,312
CDK Global, Inc. 5.00%, 10/15/2024		333	375,608
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		3,505	3,707,980
CommScope Technologies LLC 6.00%, 06/15/2025(a)		333	340,375
CommScope, Inc. 5.50%, 03/01/2024(a)		3,688	3,826,702
6.00%, 03/01/2026(a)		1,846	1,967,205
8.25%, 03/01/2027(a)		4,130	4,446,254
EMC Corp. 3.375%, 06/01/2023		2,000	2,096,397
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		3,341	3,498,796
NCR Corp. 5.75%, 09/01/2027(a)		1,558	1,615,409
6.125%, 09/01/2029(a)		1,207	1,322,890
8.125%, 04/15/2025(a)		1,684	1,868,975

	Principal Amount (000)		U.S. $ Value

Presidio Holdings, Inc. 4.875%, 02/01/2027(a)	U.S.$	515	$524,560
8.25%, 02/01/2028(a)		819	855,763
Science Applications International Corp. 4.875%, 04/01/2028(a)		493	516,277
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		7,758	8,208,592
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023(a)		4,891	4,913,625
10.50%, 02/01/2024(a) (j)		2,933	2,694,251

			57,387,971

Transportation - Services – 0.7%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		2,000	1,600,746
Algeco Global Finance PLC 8.00%, 02/15/2023(a)		10,171	10,205,685
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 03/15/2025(a)		1,519	1,449,877
5.75%, 07/15/2027(a)		1,477	1,381,792
10.50%, 05/15/2025(a)		7,546	8,726,562
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		6,789	7,195,614
United Rentals North America, Inc. 6.50%, 12/15/2026		135	149,223
XPO Logistics, Inc. 6.75%, 08/15/2024(a)		5,875	6,316,237

			37,025,736

			1,565,637,809

Financial Institutions – 6.1%
Banking – 2.2%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		5,105	4,745,560
Ally Financial, Inc. 5.75%, 11/20/2025		4,000	4,512,754
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (l)	EUR	10,200	11,474,411
Series 9 6.50%, 03/05/2025(l)	U.S.$	14,000	13,319,670
Banco Santander SA 6.75%, 04/25/2022(a) (l)	EUR	8,100	9,652,452
Credit Suisse Group AG 6.25%, 12/18/2024(a) (l)	U.S.$	7,786	8,304,808
6.375%, 08/21/2026(a) (l)		8,766	9,214,444
7.50%, 07/17/2023(a) (l)		8,027	8,472,932
Discover Financial Services Series D 6.125%, 06/23/2025(l)		19,736	20,949,549

	Principal Amount (000)		U.S. $ Value

Dresdner Funding Trust I 8.151%, 06/30/2031(a)	U.S.$	816	$1,148,962
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,377,841
5.71%, 01/15/2026(a)		860	938,934
Paysafe Holdings UK Ltd. Zero Coupon(b) (d) (e)		5,432	5,431,938
Societe Generale SA 8.00%, 09/29/2025(a) (l)		6,149	6,941,008
UniCredit SpA 9.25%, 06/03/2022(a) (l)	EUR	11,605	14,608,925

			123,094,188

Brokerage – 0.6%
Lehman Brothers Holdings, Inc. 6.88%, 05/02/2018(b) (c)	U.S.$	1,600	19,680
Series G 4.80%, 03/13/2014(b) (c)		1,800	22,140
LPL Holdings, Inc. 5.75%, 09/15/2025(a)		9,158	9,551,087
NFP Corp. 6.875%, 07/15/2025-08/15/2028(a)		16,462	16,510,328
7.00%, 05/15/2025(a)		2,605	2,819,018
8.00%, 07/15/2025(a)		5,501	5,738,472

			34,660,725

Finance – 0.8%
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		4,791	4,291,980
Curo Group Holdings Corp. 8.25%, 09/01/2025(a)		9,472	7,526,238
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		8,322	7,494,284
goeasy Ltd. 5.375%, 12/01/2024(a)		4,377	4,538,304
ILFC E-Capital Trust II 3.27% (H15T 30 Year + 1.80%), 12/21/2065(a)		1,500	765,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 06/03/2026(a)		3,034	3,072,899
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	1,573	1,821,081
Navient Corp. 5.50%, 01/25/2023	U.S.$	2,000	2,050,648
6.50%, 06/15/2022		1,903	1,979,366
SLM Corp. 5.125%, 04/05/2022		3,828	3,899,003
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(a)		6,227	5,419,809

			42,858,612

	Principal Amount (000)		U.S. $ Value

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)	U.S.$	8,362	$8,437,676
8.125%, 02/15/2024(a)		2,000	2,126,983
10.125%, 08/01/2026(a)		5,867	6,470,156
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		10,624	11,275,054
Ardonagh Midco 2 PLC 11.50%, 01/15/2027(a)		9,060	8,934,498
Genworth Holdings, Inc. 7.625%, 09/24/2021		3,542	3,549,606
HUB International Ltd. 7.00%, 05/01/2026(a)		1,573	1,671,895
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (f)		7,644	7,785,140

			50,251,008

Other Finance – 0.6%
Altice France Holding SA 10.50%, 05/15/2027(a)		7,099	8,125,857
Intrum AB 2.75%, 07/15/2022(a)	EUR	2,024	2,380,695
3.00%, 09/15/2027(a)		3,250	3,394,270
3.50%, 07/15/2026(a)		4,776	5,216,137
4.875%, 08/15/2025		4,189	4,906,624
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(a)	U.S.$	7,538	7,812,159

			31,835,742

REITS – 1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		14,529	12,201,826
Diversified Healthcare Trust 6.75%, 12/15/2021		4,500	4,545,024
9.75%, 06/15/2025		5,638	6,222,565
GEO Group, Inc. (The) 6.00%, 04/15/2026		995	780,158
Iron Mountain, Inc.
4.875%, 09/15/2027(a)		135	140,246
5.25%, 03/15/2028(a)		10,718	11,222,849
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		1,279	1,346,486
5.625%, 05/01/2024		4,333	4,704,203
5.75%, 02/01/2027		4,572	4,986,142

	Principal Amount (000)		U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)	U.S.$	10,691	$10,928,460

			57,077,959

			339,778,234

Utility – 0.6%
Electric – 0.6%
Calpine Corp. 5.125%, 03/15/2028(a)		8,057	8,377,701
5.50%, 02/01/2024		60	60,960
NRG Energy, Inc. 6.625%, 01/15/2027		135	144,688
Talen Energy Supply LLC 6.50%, 06/01/2025		8,459	5,699,035
7.25%, 05/15/2027(a)		1,791	1,861,142
10.50%, 01/15/2026(a)		5,936	4,596,576
Texas Competitive/TCEH 11.50%, 10/01/2020(b) (d) (e)		2,679	0
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		9,170	9,834,617

			30,574,719

Total Corporates - Non-Investment Grade (cost $2,012,374,756)			1,935,990,762

CORPORATES - INVESTMENT GRADE – 13.9%
Financial Institutions – 7.5%
Banking – 4.4%
Ally Financial, Inc. 8.00%, 11/01/2031		8,413	11,599,711
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		4,163	4,614,894
Bank of America Corp. Series AA 6.10%, 03/17/2025(l)		7,966	8,703,560
Series B 8.05%, 06/15/2027		11,735	15,751,208
Series X 6.25%, 09/05/2024(l)		521	561,904
Series Z 6.50%, 10/23/2024(l)		4,009	4,462,046
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(l)		1,237	1,334,383
Barclays Bank PLC 6.86%, 06/15/2032(a) (l)		838	1,029,164
Barclays PLC 7.125%, 06/15/2025	GBP	317	421,763
7.25%, 03/15/2023(a) (l)		3,808	5,044,819

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 6.75%, 03/14/2022(a) (l)	U.S.$	1,253	$1,282,236
7.625%, 03/30/2021(a) (l)		1,591	1,623,981
CIT Group, Inc. 3.929%, 06/19/2024		1,974	1,978,989
5.00%, 08/15/2022		2,000	2,072,357
Citigroup, Inc. 5.95%, 01/30/2023(l)		14,778	15,324,843
Series M 6.30%, 05/15/2024(l)		7,000	7,265,677
Comerica, Inc. 5.625%, 07/01/2025(l)		11,418	12,177,279
Credit Agricole SA 6.50%, 06/23/2021(a) (l)	EUR	3,556	4,261,369
8.125%, 12/23/2025(a) (l)	U.S.$	13,944	16,324,176
Fifth Third Bancorp Series L 4.50%, 09/30/2025(l)		1,315	1,339,090
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(l)		1,173	1,237,428
Series P 5.00%, 11/10/2022(l)		10,561	10,037,549
HSBC Holdings PLC 6.00%, 09/29/2023(a) (l)	EUR	5,708	6,909,785
ING Groep NV 6.50%, 04/16/2025(l)	U.S.$	1,847	1,922,106
6.875%, 04/16/2022(a) (l)		1,142	1,194,741
JPMorgan Chase & Co. Series V 3.616% (LIBOR 3 Month + 3.32%), 10/01/2020(l) (m)		2,638	2,471,559
Lloyds Banking Group PLC 3.00%, 01/11/2022		677	700,445
6.413%, 10/01/2035(a) (l)		3,709	4,146,773
6.657%, 05/21/2037(a) (l)		1,801	2,056,137
Natwest Group PLC 8.625%, 08/15/2021(l)		21,538	22,562,344
Series U 2.628%, 09/30/2027		6,400	6,052,032
Regions Bank/Birmingham AL 6.45%, 06/26/2037		5,300	7,527,139
Santander Holdings USA, Inc. 3.244%, 10/05/2026		3,493	3,694,801
4.40%, 07/13/2027		5,543	6,168,422
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a) (l)		200	202,832
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (l) (m)		3,500	2,841,547
7.50%, 04/02/2022(a) (l)		8,455	8,772,355
7.75%, 04/02/2023(a) (l)		1,988	2,100,607

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series P 4.95%, 09/01/2025(l)	U.S.$	12,568	$13,398,929
Series Q 5.10%, 03/01/2030(l)		4,138	4,476,888
UBS Group AG 7.00%, 02/19/2025(a) (l)		14,430	16,113,993

			241,761,861

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)		6,900	7,570,844

Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		583	554,426
3.30%, 01/23/2023		150	148,103
3.65%, 07/21/2027		2,514	2,284,329
3.875%, 01/23/2028		2,307	2,124,641
4.125%, 07/03/2023		693	694,173
4.45%, 10/01/2025		2,273	2,219,156
4.50%, 09/15/2023		2,075	2,107,078
4.875%, 01/16/2024		5,332	5,407,001
6.50%, 07/15/2025		737	790,129
Synchrony Financial 2.85%, 07/25/2022		3,020	3,085,934
4.25%, 08/15/2024		1,242	1,319,247
4.375%, 03/19/2024		1,868	1,988,285
4.50%, 07/23/2025		2,143	2,321,150

			25,043,652

Insurance – 2.0%
Allstate Corp. (The) 6.50%, 05/15/2057		10,811	13,397,350
American International Group, Inc. 6.82%, 11/15/2037		1,938	2,747,568
Aon Corp. 8.205%, 01/01/2027		2,495	3,100,508
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)	EUR	10,305	14,213,616
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		9,800	14,090,622
Centene Corp. 4.625%, 12/15/2029	U.S.$	498	556,163
5.375%, 06/01/2026-08/15/2026(a)		468	500,302
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		14,459	17,457,547
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	12,420,460
MetLife, Inc. 6.40%, 12/15/2036		1,679	2,070,891
10.75%, 08/01/2039		3,495	5,596,098

	Principal Amount (000)		U.S. $ Value

Nationwide Mutual Insurance Co. 2.603% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (m)	U.S.$	5,000	$4,955,886
9.375%, 08/15/2039(a)		4,546	7,682,708
Prudential Financial, Inc. 5.20%, 03/15/2044		3,080	3,306,560
5.625%, 06/15/2043		9,892	10,712,312
SCOR SE 3.00%, 06/08/2046(a)	EUR	200	261,541

			113,070,132

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	1,128	1,095,049

REITS – 0.5%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		783	847,821
5.375%, 04/15/2026		5,156	5,771,291
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		2,646	2,797,128
5.00%, 10/15/2027		135	144,814
5.50%, 05/01/2024		1,696	1,730,762
Sabra Health Care LP 4.80%, 06/01/2024		3,800	3,852,251
Spirit Realty LP 4.45%, 09/15/2026		1,180	1,261,132
Trust Fibra Uno 4.869%, 01/15/2030(a)		7,433	7,422,940
6.39%, 01/15/2050(a)		324	328,455
6.95%, 01/30/2044(a)		947	1,022,760

			25,179,354

			413,720,892

Industrial – 6.4%
Basic – 0.8%
Anglo American Capital PLC 4.875%, 05/14/2025(a)		1,287	1,451,770
5.375%, 04/01/2025(a)		3,738	4,306,707
ArcelorMittal SA 7.00%, 03/01/2041		4,782	5,842,862
7.25%, 10/15/2039		3,241	4,143,900
Arconic Corp. 6.00%, 05/15/2025(a)		3,466	3,739,796
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		1,464	1,776,952
GUSAP III LP 4.25%, 01/21/2030(a)		1,700	1,725,736
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		1,525	1,779,484
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		2,164	2,372,089
5.875%, 05/18/2030(a)		1,157	1,371,818

	Principal Amount (000)		U.S. $ Value

Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	6,419	$6,907,897
OCP SA 5.625%, 04/25/2024(a)		3,133	3,374,828
Suzano Austria GmbH 7.00%, 03/16/2047(a)		3,254	3,691,663
Vale Overseas Ltd. 3.75%, 07/08/2030		1,923	2,064,301

			44,549,803

Capital Goods – 0.2%
General Electric Co. Series D 5.00%, 01/21/2021(l)		12,108	9,587,930
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	894,758
Textron Financial Corp. 2.127% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (m)		125	82,943

			10,565,631

Communications - Media – 0.1%
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		3,094	3,747,437
Prosus NV 4.027%, 08/03/2050(a)		1,341	1,397,185

			5,144,622

Communications - Telecommunications – 0.0%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		333	365,412

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 5.20%, 04/01/2045 2,490			2,712,076
6.125%, 10/01/2025		1,084	1,267,809
6.25%, 10/02/2043		852	1,011,217
6.75%, 04/01/2046		7,041	8,468,988
6.80%, 10/01/2027		1,540	1,884,937
General Motors Financial Co., Inc. 3.50%, 11/07/2024		915	966,625
3.70%, 05/09/2023		324	339,716
3.95%, 04/13/2024		1,733	1,846,270
4.15%, 06/19/2023		1,032	1,096,322
5.20%, 03/20/2023		1,330	1,446,492
5.25%, 03/01/2026		141	159,658
Lear Corp. 3.50%, 05/30/2030		1,382	1,402,374
3.80%, 09/15/2027		2,909	3,051,628
4.25%, 05/15/2029		708	755,005
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		298	296,240
2.80%, 01/13/2022(a)		273	271,937
3.45%, 03/15/2023(a)		434	439,628

			27,416,922

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.8%
Carnival Corp. 11.50%, 04/01/2023(a)	U.S.$	15,038	$16,359,177
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		7,068	7,456,740
11.50%, 06/01/2025(a)		12,746	13,992,718
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)		7,400	7,069,225

			44,877,860

Consumer Cyclical - Other – 1.1%
James Hardie International Finance DAC 4.75%, 01/15/2025(a)		2,497	2,574,028
5.00%, 01/15/2028(a)		2,181	2,325,592
Lennar Corp. 4.75%, 11/29/2027		135	153,945
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,583	1,759,462
MDC Holdings, Inc. 6.00%, 01/15/2043		11,963	13,816,063
PulteGroup, Inc. 5.50%, 03/01/2026		2,000	2,311,830
6.00%, 02/15/2035		932	1,103,632
6.375%, 05/15/2033		2,695	3,348,567
7.875%, 06/15/2032		10,968	14,520,081
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		5,011	5,411,073
4.75%, 01/15/2028(a)		2,079	2,218,437
6.00%, 10/15/2025(a)		3,709	3,861,905
Toll Brothers Finance Corp. 4.875%, 03/15/2027		8,180	9,153,212

			62,557,827

Consumer Non-Cyclical – 0.0%
Kraft Heinz Foods Co. 4.875%, 10/01/2049(a)		2,000	2,197,939

Energy – 1.4%
Cenovus Energy, Inc. 5.375%, 07/15/2025		3,480	3,485,715
6.75%, 11/15/2039		706	735,102
Ecopetrol SA 5.875%, 05/28/2045		9,201	10,525,024
6.875%, 04/29/2030		3,044	3,657,062
Energy Transfer Operating LP 4.75%, 01/15/2026		3,189	3,463,287
7.60%, 02/01/2024		3,200	3,682,197
Kinder Morgan, Inc. Series G 7.80%, 08/01/2031		2,662	3,668,839

	Principal Amount (000)		U.S. $ Value

Kinder Morgan, Inc./DE Series G 7.75%, 01/15/2032	U.S.$	2,969	$4,267,964
Marathon Petroleum Corp. 4.50%, 05/01/2023		4,442	4,815,520
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	622,963
ONEOK, Inc. 2.20%, 09/15/2025 1,926			1,888,101
2.75%, 09/01/2024		7,007	7,121,230
5.85%, 01/15/2026		3,943	4,490,027
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027(a)		1,983	2,076,113
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		7,457	8,341,157
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		1,161	1,202,433
4.50%, 12/15/2026		1,795	1,928,828
4.65%, 10/15/2025		5,695	6,155,639
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		1,798	1,916,743
Southern Star Central Corp. 5.125%, 07/15/2022(a)		2,100	2,106,692
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		471	490,504
TransCanada PipeLines Ltd. 2.602% (LIBOR 3 Month + 2.21%), 05/15/2067(m)		2,500	1,689,179

			78,330,319

Other Industrial – 0.0%
Alfa SAB de CV 6.875%, 03/25/2044(a)		599	711,780

Services – 0.2%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		1,905	2,081,121
7.00%, 05/01/2025(a)		6,448	6,951,726

			9,032,847

Technology – 0.5%
Baidu, Inc. 3.075%, 04/07/2025		801	855,316
3.425%, 04/07/2030		225	252,300
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		7,586	8,886,240
8.35%, 07/15/2046(a)		2,793	3,902,561
Seagate HDD Cayman 4.875%, 06/01/2027		4,750	5,285,287
Western Digital Corp. 4.75%, 02/15/2026		6,542	7,105,146

			26,286,850

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)	U.S.$	7,534	$8,032,862
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		14,434	14,949,108

			22,981,970

Transportation - Services – 0.4%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		4,793	4,713,029
3.50%, 11/01/2027(a)		768	687,709
3.875%, 05/01/2023(a)		2,950	2,893,309
4.125%, 08/01/2025(a)		2,077	1,982,678
4.375%, 01/30/2024(a)		1,459	1,432,172
4.875%, 10/01/2025(a)		1,585	1,550,270
5.50%, 12/15/2024(a)		4,391	4,496,960
DP World Crescent Ltd. 3.875%, 07/18/2029(a)		375	392,512
DP World PLC 5.625%, 09/25/2048(a)		1,098	1,350,551
United Rentals North America, Inc. 3.875%, 11/15/2027		333	349,779

			19,848,969

			354,868,751

Utility – 0.0%
Electric – 0.0%
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(a)		1,427	1,431,905

Total Corporates - Investment Grade (cost $700,647,234)			770,021,548

GOVERNMENTS - TREASURIES – 11.5%
Colombia – 1.0%
Colombian TES Series B 5.75%, 11/03/2027	COP	89,600,000	24,844,138
7.00%, 05/04/2022		11,183,200	3,209,396
10.00%, 07/24/2024		79,950,000	26,565,545

			54,619,079

Indonesia – 0.7%
Indonesia Treasury Bond Series FR78 8.25%, 05/15/2029	IDR	534,688,000	39,973,422

Mexico – 0.7%
Mexican Bonos Series M 20 8.50%, 05/31/2029	MXN	555,178	29,732,769
10.00%, 12/05/2024		197,847	10,642,989

			40,375,758

	Principal Amount (000)		U.S. $ Value

Russia – 0.9%
Russian Federal Bond - OFZ Series 6209 7.60%, 07/20/2022	RUB	254,534	$3,631,791
Series 6212 7.05%, 01/19/2028		1,270,000	18,639,329
Series 6217 7.50%, 08/18/2021		1,919,448	26,681,413

			48,952,533

United States – 8.2%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	95,641	96,911,126
6.125%, 11/15/2027(n) (o) (p)		63,500	89,713,594
8.00%, 11/15/2021		6,600	7,261,031
8.75%, 08/15/2020(j)		17,860	17,896,277
U.S. Treasury Notes 0.625%, 05/15/2030		83,125	83,826,367
2.375%, 05/15/2029(j) (n) (o)		113,816	132,328,646
2.625%, 02/15/2029		1,000	1,180,000
3.125%, 11/15/2028(n)		21,000	25,547,812

			454,664,853

Total Governments - Treasuries (cost $604,705,619)			638,585,645

EMERGING MARKETS - SOVEREIGNS – 11.4%
Angola – 0.5%
Angolan Government International Bond 8.00%, 11/26/2029(a)		13,030	10,831,187
9.125%, 11/26/2049(a)		1,286	1,051,305
9.375%, 05/08/2048(a)		298	244,174
9.50%, 11/12/2025(a)		16,192	14,724,600

			26,851,266

Argentina – 1.1%
Argentine Republic Government International Bond 5.625%, 01/26/2022(b) (i)		4,064	1,792,224
5.875%, 01/11/2028(b) (i)		6,571	2,759,820
6.625%, 07/06/2028(b) (i)		3,639	1,524,968
6.875%, 01/26/2027-01/11/2048(b) (i)		93,642	39,021,483
7.50%, 04/22/2026(b) (i)		19,276	8,246,514
7.82%, 12/31/2033(b) (i)	EUR	8,048	4,455,696
Series NY 3.75%, 12/31/2038(b) (i)	U.S.$	2,288	951,012

			58,751,717

	Principal Amount (000)		U.S. $ Value

Bahrain – 0.5%
Bahrain Government International Bond 6.75%, 09/20/2029(a)	U.S.$	8,215	$9,075,008
7.00%, 10/12/2028(a)		7,504	8,390,410
7.375%, 05/14/2030(a)		2,814	3,222,030
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		8,519	9,197,858

			29,885,306

Brazil – 0.2%
Brazilian Government International Bond 3.875%, 06/12/2030		12,576	12,840,096

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 02/19/2031 (a)		17,268	15,708,484

Dominican Republic – 0.9%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		1,018	1,054,584
5.875%, 01/30/2060(a)		5,200	4,957,875
5.95%, 01/25/2027(a)		9,637	10,185,104
6.40%, 06/05/2049(a)		2,497	2,519,629
6.85%, 01/27/2045(a)		9,000	9,486,563
6.875%, 01/29/2026(a)		652	717,608
7.45%, 04/30/2044(a)		5,621	6,332,408
8.625%, 04/20/2027(a)		12,151	14,224,264

			49,478,035

Ecuador – 0.3%
Ecuador Government International Bond 7.875%, 01/23/2028(b) (g) (i)		9,284	4,642,000
8.875%, 10/23/2027(b) (g) (i)		17,851	9,014,755
9.50%, 03/27/2030(b) (g) (i)		865	445,475
10.75%, 03/28/2022(b) (g) (i)		1,393	748,737

			14,850,967

Egypt – 1.3%
Egypt Government International Bond 5.75%, 05/29/2024(a)		11,852	11,970,520
6.125%, 01/31/2022(a)		22,826	23,368,118
6.20%, 03/01/2024(a)		12,299	12,644,909
7.625%, 05/29/2032(a)		11,844	11,581,211
8.50%, 01/31/2047(a)		2,540	2,505,869
8.70%, 03/01/2049(a)		3,170	3,124,431
8.875%, 05/29/2050(a)		5,976	5,961,060

			71,156,118

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.5%
El Salvador Government International Bond 5.875%, 01/30/2025(a)	U.S.$	991	$897,784
6.375%, 01/18/2027(a)		6,513	5,766,040
7.125%, 01/20/2050(a)		10,598	8,756,597
7.625%, 09/21/2034(a)		872	768,723
7.65%, 06/15/2035(a)		6,224	5,551,030
7.75%, 01/24/2023(a)		3,494	3,426,304
8.625%, 02/28/2029(a)		759	743,346

			25,909,824

Gabon – 0.4%
Gabon Government International Bond 6.375%, 12/12/2024(a)		5,450	5,347,427
6.625%, 02/06/2031(a)		12,920	12,241,700
6.95%, 06/16/2025(a)		5,600	5,493,250

			23,082,377

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		11,876	10,948,187
10.75%, 10/14/2030(a)		9,035	10,774,238

			21,722,425

Guatemala – 0.0%
Guatemala Government Bond 5.375%, 04/24/2032(a)		247	279,882
6.125%, 06/01/2050(a)		1,232	1,500,730

			1,780,612

Honduras – 0.4%
Honduras Government International Bond 5.625%, 06/24/2030(a)		1,072	1,123,992
6.25%, 01/19/2027(a)		11,553	12,509,733
7.50%, 03/15/2024(a)		4,025	4,393,539
8.75%, 12/16/2020(a)		1,870	1,905,647

			19,932,911

Iraq – 0.2%
Iraq International Bond 5.80%, 01/15/2028(a)		500	460,493
6.752%, 03/09/2023(a)		13,445	12,802,161

			13,262,654

Ivory Coast – 0.6%
Ivory Coast Government International Bond 5.125%, 06/15/2025(a)	EUR	588	700,427
5.875%, 10/17/2031(a)		6,714	7,340,315
6.125%, 06/15/2033(a)	U.S.$	4,959	4,838,124
6.375%, 03/03/2028(a)		20,691	21,053,092
6.625%, 03/22/2048(a)	EUR	1,429	1,496,024

			35,427,982

	Principal Amount (000)		U.S. $ Value

Jamaica – 0.1%
Jamaica Government International Bond 6.75%, 04/28/2028	U.S.$	5,560	$6,444,388

Kenya – 0.5%
Kenya Government International Bond 6.875%, 06/24/2024(a)		13,375	13,546,367
7.00%, 05/22/2027(a)		4,272	4,205,250
7.25%, 02/28/2028(a)		11,786	11,616,576

			29,368,193

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(a) (b) (i)		2,476	407,766
6.85%, 03/23/2027(a) (b) (i)		2,181	353,731
Series G 1.00%, 11/27/2026(a) (b) (i)		8,942	1,450,281

			2,211,778

Mongolia – 0.3%
Mongolia Government International Bond 5.125%, 12/05/2022(a)		14,564	14,641,371
10.875%, 04/06/2021(a) (j)		2,400	2,502,000

			17,143,371

Nigeria – 0.7%
Nigeria Government International Bond 6.375%, 07/12/2023(a)		4,303	4,424,022
6.50%, 11/28/2027(a)		2,246	2,132,998
6.75%, 01/28/2021(a)		3,327	3,373,786
7.625%, 11/21/2025(a)		24,107	24,860,344
7.875%, 02/16/2032(a)		2,864	2,759,285

			37,550,435

Oman – 0.2%
Oman Government International Bond 4.75%, 06/15/2026(a)		12,837	11,958,468
4.875%, 02/01/2025(a)		1,562	1,504,401

			13,462,869

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027 (a)		395	387,347

Senegal – 0.4%
Senegal Government International Bond 6.25%, 05/23/2033(a)		11,075	10,936,563
6.75%, 03/13/2048(a)		11,674	11,061,115
8.75%, 05/13/2021(a)		1,137	1,166,846

			23,164,524

	Principal Amount (000)		U.S. $ Value

South Africa – 0.5%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	5,950	$5,594,859
4.875%, 04/14/2026		3,040	3,062,800
5.65%, 09/27/2047		3,608	3,207,738
5.75%, 09/30/2049		7,790	6,920,928
5.875%, 06/22/2030		5,978	6,142,395

			24,928,720

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.125%, 06/03/2025(a)		2,800	2,142,000
6.20%, 05/11/2027(a)		4,509	3,300,024

			5,442,024

Ukraine – 0.9%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		5,915	5,722,763
7.375%, 09/25/2032(a)		10,461	10,251,780
7.75%, 09/01/2023-09/01/2024(a)		32,497	33,694,317

			49,668,860

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (b) (i)		6,636	431,340
9.00%, 05/07/2023(a) (b) (i)		538	34,970
9.25%, 09/15/2027(b) (i)		34,020	2,211,300
9.25%, 05/07/2028(a) (b) (i)		1,500	93,750

			2,771,360

Total Emerging Markets - Sovereigns (cost $680,354,054)			633,184,643

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.5%
Risk Share Floating Rate – 6.9%
Bellemeade Re Ltd. Series 2017-1, Class M2 3.522% (LIBOR 1 Month + 3.35%), 10/25/2027(a) (m)		765	743,020
Series 2018-1A, Class B1 4.422% (LIBOR 1 Month + 4.25%), 04/25/2028(a) (m)		230	218,653
Series 2018-1A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 04/25/2028(a) (m)		433	428,833
Series 2018-1A, Class M2 3.072% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (m)		246	228,745
Series 2018-2A, Class B1 2.822% (LIBOR 1 Month + 2.65%), 08/25/2028(a) (m)		250	234,847

	Principal Amount (000)		U.S. $ Value

Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (m)	U.S.$	4,458	$4,431,656
Series 2018-3A, Class M2 2.922% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (m)		6,640	6,115,072
Series 2019-2A, Class M2 3.272% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (m)		6,000	5,637,808
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (m)		1,063	1,030,791
Series 2019-3A, Class M1C 2.122% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (m)		8,472	7,913,413
Series 2019-4A, Class B1 4.022% (LIBOR 1 Month + 3.85%), 10/25/2029(g) (m)		1,607	1,064,519
Series 2019-4A, Class M2 3.022% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (m)		2,367	1,742,639
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.522% (LIBOR 1 Month + 4.35%), 04/25/2031(a) (m)		2,685	2,544,098
Series 2019-R05, Class 1M2 2.172% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (m)		3,307	3,244,927
Series 2020-SBT1, Class 1M2 3.822% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (m)		10,079	9,454,664
Series 2020-SBT1, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (m)		4,981	4,635,952
Eagle Re Ltd. Series 2018-1, Class M2 3.172% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (m)		1,084	1,030,995
Series 2019-1, Class M1B 1.972% (LIBOR 1 Month + 1.80%), 04/25/2029(a) (m)		234	232,491
Series 2019-1, Class M2 3.472% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (m)		929	885,489
Series 2020-1, Class M2 2.172% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (m)		2,785	1,918,671
Federal Home Loan Mortgage Corp. Series 2013-DN2, Class M2 4.422% (LIBOR 1 Month + 4.25%), 11/25/2023(m)		1,027	760,584
Series 2014-DN3, Class M3 4.172% (LIBOR 1 Month + 4.00%), 08/25/2024(m)		742	745,368

	Principal Amount (000)		U.S. $ Value

Series 2018-DNA1, Class B1 3.322% (LIBOR 1 Month + 3.15%), 07/25/2030(m)	U.S.$	1,445	$1,307,934
Series 2018-HQA2, Class M2 2.472% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (m)		161	153,020
Series 2019-DNA1, Class B1 4.822% (LIBOR 1 Month + 4.65%), 01/25/2049(a) (m)		970	943,066
Series 2019-DNA1, Class M2 2.822% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (m)		2,133	2,073,751
Series 2019-DNA2, Class M2 2.622% (LIBOR 1 Month + 2.45%), 03/25/2049(a) (m)		308	299,210
Series 2019-DNA3, Class M2 2.222% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (m)		2,320	2,222,727
Series 2019-FTR2, Class M2 2.322% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (m)		1,757	1,650,476
Series 2019-FTR3, Class B2 4.985% (LIBOR 1 Month + 4.80%), 09/25/2047(g) (m)		1,160	736,215
Series 2019-HQA1, Class M2 2.522% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (m)		131	126,870
Series 2019-HQA2, Class B1 4.272% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (m)		1,078	1,034,970
Series 2019-HQA3, Class B1 3.172% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (m)		1,900	1,695,322
Series 2020-DNA1, Class M1 0.872% (LIBOR 1 Month + 0.70%), 01/25/2050(a) (m)		222	221,733
Series 2020-HQA2, Class M2 3.272% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (m)		3,722	3,572,392
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class B 11.672% (LIBOR 1 Month + 11.50%), 01/25/2025(m)		16,559	18,367,180
Series 2015-DNA1, Class B 9.372% (LIBOR 1 Month + 9.20%), 10/25/2027(m)		898	968,389
Series 2015-DNA1, Class M3 3.472% (LIBOR 1 Month + 3.30%), 10/25/2027(m)		743	748,212
Series 2015-DNA2, Class B 7.722% (LIBOR 1 Month + 7.55%), 12/25/2027(m)		16,084	15,487,663

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA3, Class B 9.522% (LIBOR 1 Month + 9.35%), 04/25/2028(m)	U.S.$	7,487	$8,309,508
Series 2015-HQ2, Class B 8.122% (LIBOR 1 Month + 7.95%), 05/25/2025(m)		289	288,862
Series 2015-HQA1, Class B 8.972% (LIBOR 1 Month + 8.80%), 03/25/2028(m)		12,444	12,668,414
Series 2015-HQA2, Class B 10.672% (LIBOR 1 Month + 10.50%), 05/25/2028(m)		6,963	7,621,324
Series 2016-DNA1, Class M3 5.722% (LIBOR 1 Month + 5.55%), 07/25/2028(m)		569	593,362
Series 2016-DNA2, Class B 10.672% (LIBOR 1 Month + 10.50%), 10/25/2028(m)		5,026	5,543,861
Series 2016-DNA3, Class B 11.422% (LIBOR 1 Month + 11.25%), 12/25/2028(m)		4,461	4,906,122
Series 2016-DNA4, Class B 8.772% (LIBOR 1 Month + 8.60%), 03/25/2029(m)		1,825	1,747,887
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(m)		1,123	1,133,771
Series 2016-HQA1, Class B 12.922% (LIBOR 1 Month + 12.75%), 09/25/2028(m)		2,987	3,630,722
Series 2016-HQA2, Class B 11.672% (LIBOR 1 Month + 11.50%), 11/25/2028(m)		3,921	4,553,065
Series 2016-HQA3, Class M3 4.022% (LIBOR 1 Month + 3.85%), 03/25/2029(m)		600	604,921
Series 2017-DNA1, Class B1 5.122% (LIBOR 1 Month + 4.95%), 07/25/2029(m)		3,134	3,180,160
Series 2017-DNA1, Class M2 3.422% (LIBOR 1 Month + 3.25%), 07/25/2029(m)		396	396,655
Series 2017-DNA2, Class B1 5.322% (LIBOR 1 Month + 5.15%), 10/25/2029(m)		8,410	8,445,958
Series 2017-DNA3, Class B1 4.622% (LIBOR 1 Month + 4.45%), 03/25/2030(m)		4,124	3,962,239
Series 2017-HQA1, Class B1 5.172% (LIBOR 1 Month + 5.00%), 08/25/2029(m)		416	416,233
Series 2017-HQA1, Class M2 3.722% (LIBOR 1 Month + 3.55%), 08/25/2029(m)		432	432,177

	Principal Amount (000)		U.S. $ Value

Series 2017-HQA2, Class B1 4.922% (LIBOR 1 Month + 4.75%), 12/25/2029(m)	U.S.$	2,340	$2,310,803
Series 2017-HQA2, Class M2 2.822% (LIBOR 1 Month + 2.65%), 12/25/2029(m)		4,961	4,781,916
Series 2017-HQA3, Class B1 4.622% (LIBOR 1 Month + 4.45%), 04/25/2030(m)		1,245	1,158,158
Series 2018-DNA1, Class M2 1.972% (LIBOR 1 Month + 1.80%), 07/25/2030(m)		5,965	5,664,795
Series 2018-HQA1, Class M2 2.472% (LIBOR 1 Month + 2.30%), 09/25/2030(m)		640	608,757
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.572% (LIBOR 1 Month + 4.40%), 01/25/2024(m)		541	427,646
Series 2014-C03, Class 2M2 3.072% (LIBOR 1 Month + 2.90%), 07/25/2024(m)		517	427,472
Series 2015-C01, Class 1M2 4.472% (LIBOR 1 Month + 4.30%), 02/25/2025(m)		5,187	5,219,688
Series 2015-C01, Class 2M2 4.722% (LIBOR 1 Month + 4.55%), 02/25/2025(m)		1,599	1,623,348
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(m)		3,426	3,435,015
Series 2015-C02, Class 2M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(m)		988	999,302
Series 2015-C03, Class 1M2 5.172% (LIBOR 1 Month + 5.00%), 07/25/2025(m)		11,671	11,787,699
Series 2015-C04, Class 1M2 5.872% (LIBOR 1 Month + 5.70%), 04/25/2028(m)		6,959	7,253,734
Series 2015-C04, Class 2M2 5.722% (LIBOR 1 Month + 5.55%), 04/25/2028(m)		2,927	3,034,282
Series 2016-C01, Class 1B 11.922% (LIBOR 1 Month + 11.75%), 08/25/2028(m)		4,026	4,286,397
Series 2016-C02, Class 1B 12.422% (LIBOR 1 Month + 12.25%), 09/25/2028(m)		2,885	3,149,680
Series 2016-C03, Class 1B 11.922% (LIBOR 1 Month + 11.75%), 10/25/2028(m)		7,104	7,829,659

	Principal Amount (000)		U.S. $ Value

Series 2016-C03, Class 2B 12.922% (LIBOR 1 Month + 12.75%), 10/25/2028(m)	U.S.$	3,932	$4,652,168
Series 2016-C04, Class 1B 10.422% (LIBOR 1 Month + 10.25%), 01/25/2029(m)		13,307	13,903,727
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(m)		12,004	12,486,209
Series 2016-C06, Class 1B 9.422% (LIBOR 1 Month + 9.25%), 04/25/2029(m)		8,500	8,711,949
Series 2016-C07, Class 2B 9.672% (LIBOR 1 Month + 9.50%), 05/25/2029(m)		10,263	9,946,011
Series 2016-C07, Class 2M2 4.522% (LIBOR 1 Month + 4.35%), 05/25/2029(m)		544	555,278
Series 2017-C01, Class 1B1 5.922% (LIBOR 1 Month + 5.75%), 07/25/2029(m)		2,248	2,325,568
Series 2017-C01, Class 1M2 3.722% (LIBOR 1 Month + 3.55%), 07/25/2029(m)		1,236	1,245,107
Series 2017-C02, Class 2B1 5.672% (LIBOR 1 Month + 5.50%), 09/25/2029(m)		416	415,998
Series 2017-C03, Class 1B1 5.022% (LIBOR 1 Month + 4.85%), 10/25/2029(m)		3,966	4,035,022
Series 2017-C04, Class 2B1 5.222% (LIBOR 1 Month + 5.05%), 11/25/2029(m)		974	955,448
Series 2017-C05, Class 1B1 3.772% (LIBOR 1 Month + 3.60%), 01/25/2030(m)		3,145	2,896,551
Series 2017-C06, Class 1B1 4.322% (LIBOR 1 Month + 4.15%), 02/25/2030(m)		1,702	1,574,534
Series 2017-C06, Class 1M2 2.822% (LIBOR 1 Month + 2.65%), 02/25/2030(m)		747	722,536
Series 2017-C06, Class 2B1 4.622% (LIBOR 1 Month + 4.45%), 02/25/2030(m)		272	253,900
Series 2018-C01, Class 1B1 3.722% (LIBOR 1 Month + 3.55%), 07/25/2030(m)		10,247	9,250,246
Series 2018-C01, Class 1M2 2.422% (LIBOR 1 Month + 2.25%), 07/25/2030(m)		9,748	9,399,841
Series 2018-C03, Class 1M2 2.322% (LIBOR 1 Month + 2.15%), 10/25/2030(m)		722	696,340

	Principal Amount (000)		U.S. $ Value

Series 2018-C04, Class 2M2 2.722% (LIBOR 1 Month + 2.55%), 12/25/2030(m)	U.S.$	1,216	$1,168,571
Series 2018-C05, Class 1B1 4.422% (LIBOR 1 Month + 4.25%), 01/25/2031(m)		7,500	6,956,015
Home Re Ltd. Series 2018-1, Class M2 3.172% (LIBOR 1 Month + 3.00%), 10/25/2028(a) (m)		6,235	5,325,730
Series 2019-1, Class M2 3.422% (LIBOR 1 Month + 3.25%), 05/25/2029(a) (m)		3,500	3,236,972
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.672% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		6,362	5,670,345
Mortgage Insurance-Linked Notes Series 2020-1, Class B1 3.172% (LIBOR 1 Month + 3.00%), 02/25/2030(g) (m)		488	261,916
Series 2020-1, Class M2A 2.172% (LIBOR 1 Month + 2.00%), 02/25/2030(a) (m)		2,931	2,413,033
Series 2020-1, Class M2B 2.422% (LIBOR 1 Month + 2.25%), 02/25/2030(a) (m)		2,494	1,732,973
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.722% (LIBOR 1 Month + 2.55%), 07/25/2029 (a) (m)		560	521,501
Radnor Re Ltd. Series 2018-1, Class M2 2.872% (LIBOR 1 Month + 2.70%), 03/25/2028(a) (m)		8,032	7,600,159
Series 2019-1, Class M2 3.372% (LIBOR 1 Month + 3.20%), 02/25/2029(a) (m)		7,096	6,600,474
Series 2019-2, Class B1 2.872% (LIBOR 1 Month + 2.70%), 06/25/2029(g) (m)		2,600	2,452,259
STACR Trust Series 2018-DNA2, Class B1 3.872% (LIBOR 1 Month + 3.70%), 12/25/2030(a) (m)		1,631	1,482,494
Series 2018-DNA2, Class M2 2.322% (LIBOR 1 Month + 2.15%), 12/25/2030(a) (m)		525	495,102
Series 2018-DNA3, Class M2 2.272% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (m)		8,722	8,356,320

	Principal Amount (000)		U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.422% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (m)	U.S.$	4,033	$3,689,732
Series 2015-WF1, Class 2M2 5.672% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (m)		2,429	2,244,432

			383,520,418

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		2,724	2,114,828
Series 2006-24CB, Class A16 5.75%, 08/25/2036		521	404,341
Series 2006-26CB, Class A6 6.25%, 09/25/2036		222	164,578
Series 2006-26CB, Class A8 6.25%, 09/25/2036		840	621,925
Series 2006-42, Class 1A6 6.00%, 01/25/2047		1,059	857,383
Series 2006-HY12, Class A5 3.25%, 08/25/2036		3,975	4,037,930
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		1,110	1,005,377
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		976	774,205
Series 2007-15CB, Class A19 5.75%, 07/25/2037		523	435,855
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		583	548,951
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.836%, 05/25/2047		647	610,349
Series 2007-4, Class 22A1 3.606%, 06/25/2047		2,730	2,500,989
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		559	310,261
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.746%, 09/25/2047		624	569,991
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.003%, 03/25/2037		468	431,091
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		968	962,808
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		1,098	758,203
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 3.278%, 06/25/2036		583	517,781
Series 2006-FA3, Class A9 6.00%, 07/25/2036		930	667,776
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.474%, 09/25/2035		1,815	1,511,957
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		1,506	1,450,438

	Principal Amount (000)		U.S. $ Value

Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036	U.S.$	647	$470,650
Series 2007-A1, Class A8 6.00%, 03/25/2037		956	551,378
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		288	231,603
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.585%, 10/25/2036		1,789	729,882
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.335%, 12/28/2037		2,541	2,354,408

			25,594,938

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 0.772% (LIBOR 1 Month + 0.60%), 04/25/2037 (m)		2,497	759,142
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.772% (LIBOR 1 Month + 0.60%), 08/25/2037 (m)		451	209,824
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.422% (LIBOR 1 Month + 0.25%), 04/25/2037 (m)		1,194	345,998
Lehman Mortgage Trust Series 2007-1, Class 3A1 0.422% (LIBOR 1 Month + 0.25%), 02/25/2037(m)		2,847	194,851
Series 2007-1, Class 3A2 7.078% (7.25% - LIBOR 1 Month ), 02/25/2037(m) (q)		2,859	754,213
Lehman XS Trust Series 2007-16N, Class 2A2 1.022% (LIBOR 1 Month + 0.85%), 09/25/2047 (m)		622	578,887
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 0.332% (LIBOR 1 Month + 0.16%), 02/25/2037(m)		671	514,851
Series 2007-2, Class 1A3 0.502% (LIBOR 1 Month + 0.33%), 05/25/2037(m)		604	564,349

			3,922,115

Total Collateralized Mortgage Obligations (cost $401,969,448)			413,037,471

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 6.1%
Industrial – 5.5%
Basic – 0.1%
Illuminate Buyer, LLC 4.308% (LIBOR 3 Month + 4.00%), 06/30/2027(r)	U.S.$	3,210	$3,171,480
Nouryon Finance B.V. (fka AkzoNobel) 3.178% (LIBOR 1 Month + 3.00%), 10/01/2025(r)		2,886	2,787,053

			5,958,533

Capital Goods – 0.7%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(e) (r)		16,091	14,736,371
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.750% (LIBOR 1 Month + 3.00%), 08/01/2025(r)		8,637	8,438,262
BWay Holding Company 3.523% (LIBOR 3 Month + 3.25%), 04/03/2024(r)		5,127	4,777,484
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(e) (r)		8,407	7,377,553
TransDigm Inc. 2.411% (LIBOR 1 Month + 2.25%), 12/09/2025(r)		2,270	2,121,939
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.661% (LIBOR 1 Month + 2.50%), 10/23/2025(e) (r)		560	489,797

			37,941,406

Communications - Media – 0.3%
Clear Channel Outdoor Holdings, Inc. 3.714% (LIBOR 3 Month + 3.50%), 08/21/2026(r)		4	3,929
3.761% (LIBOR 3 Month + 3.50%), 08/21/2026(r)		1,753	1,555,825
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.161% (LIBOR 1 Month + 3.00%), 05/01/2026(r)		2,677	2,499,603
LCPR Loan Financing LLC 5.175% (LIBOR 1 Month + 5.00%), 10/15/2026(r)		3,139	3,147,048
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(r)		2,524	2,523,675

	Principal Amount (000)		U.S. $ Value

Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(r)	U.S.$	4,838	$4,628,529

			14,358,609

Communications - Telecommunications – 0.1%
West Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(r)		8,283	7,266,296

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 3.690% (LIBOR 1 Month + 3.50%), 11/06/2024(r)		2,662	2,571,208
Panther BF Aggregator 2 L P 3.667% (LIBOR 1 Month + 3.50%), 04/30/2026(r)		2,928	2,854,063

			5,425,271

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(r)		4,783	4,421,180

Consumer Cyclical - Other – 0.6%
Caesars Resort Collection, LLC 2.911% (LIBOR 1 Month + 2.75%), 12/23/2024(r)		10,382	9,535,705
Flutter Entertainment 3.808% (LIBOR 3 Month + 3.50%), 07/10/2025(r)		1,016	1,015,559
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 2 Month + 12.00%), 10/04/2023(e) (r)		1,750	2,009,197
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(r)		16,353	16,475,345
Scientific Games International, Inc. 2.911% (LIBOR 1 Month + 2.75%), 08/14/2024(r)		951	863,669
3.058% (LIBOR 1 Month + 2.75%), 08/14/2024(r)		12	11,267
3.612% (LIBOR 1 Month + 2.75%), 08/14/2024(r)		3,886	3,530,464

			33,441,206

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(r)		5,164	4,838,577

	Principal Amount (000)		U.S. $ Value

Whatabrands LLC 2.916% (LIBOR 1 Month + 2.75%), 07/31/2026(r)	U.S.$	2,164	$2,082,365

			6,920,942

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(r)		2,654	2,636,624
PetSmart, Inc. 5.000% (LIBOR 3 Month + 4.00%), 03/11/2022(r)		4,432	4,406,671
Serta Simmons Bedding, LLC 9.000% (LIBOR 3 Month + 8.00%), 11/08/2024(r)		8,741	1,258,703
Specialty Building Products Holdings, LLC 5.911% (LIBOR 1 Month + 5.75%), 10/01/2025(e) (r)		7,380	7,066,568

			15,368,566

Consumer Non-Cyclical – 1.1%
Acadia Healthcare Company, Inc. 2.661% (LIBOR 1 Month + 2.50%), 02/16/2023(r)		2,381	2,339,493
Aldevron, L.L.C. 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(e) (r)		4,459	4,447,678
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.911% (LIBOR 1 Month + 7.75%), 09/26/2025(r)		9,497	8,670,457
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(r)		6,345	5,760,048
BI-LO, LLC 9.000% (LIBOR 3 Month + 8.00%), 05/31/2024(r)		5,051	5,025,466
Froneri International Limited 5.911% (LIBOR 1 Month + 5.75%), 01/31/2028(r)		830	800,950
Global Medical Response, Inc. 4.250% (LIBOR 3 Month + 3.25%), 04/28/2022(r)		13,137	12,961,977
5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(r)		5,274	5,131,897
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.911% (LIBOR 1 Month + 3.75%), 11/16/2025(r)		5,947	5,803,132
Mallinckrodt International Finance S.A. 3.500% (LIBOR 3 Month + 2.75%), 09/24/2024(r)		5,095	4,246,225

	Principal Amount (000)		U.S. $ Value

U.S. Renal Care, Inc. 5.178% (LIBOR 1 Month + 5.00%), 06/26/2026(r)	U.S.$	8,347	$8,156,114

			63,343,437

Energy – 0.2%
CITGO Petroleum Corporation 6.000% (LIBOR 3 Month + 5.00%), 03/28/2024(e) (r)		2,832	2,733,133
Triton Solar US Acquisition Co. 7.072% (LIBOR 3 Month + 6.00%), 10/29/2024(e) (r)		11,952	10,188,802

			12,921,935

Other Industrial – 0.2%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(r)		1,711	1,602,795
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(r)		5,105	4,000,976
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(e) (r)		1,464	1,422,456
Dealer Tire, LLC 4.411% (LIBOR 1 Month + 4.25%), 12/12/2025(e) (r)		1,632	1,584,886
Rockwood Service Corporation 4.558% (LIBOR 3 Month + 4.25%), 01/23/2027(e) (r)		521	514,679

			9,125,792

Services – 0.7%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.411% (LIBOR 1 Month + 4.25%), 07/10/2026(r)		1,552	1,530,857
Amentum Government Services Holdings LLC 4.161% (LIBOR 1 Month + 4.00%), 01/29/2027(r)		1,660	1,647,550
Garda World Security Corporation 4.930% (LIBOR 1 Month + 4.75%), 10/30/2026(r)		565	558,358
Parexel International Corporation 2.911% (LIBOR 1 Month + 2.75%), 09/27/2024(r)		1,287	1,235,198
Pi Lux Finco SARL 8.322% (LIBOR 6 Month + 7.25%), 01/01/2026(e) (r)		21,800	19,184,000
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 3.411% (LIBOR 1 Month + 3.25%), 10/01/2025(r)		5,552	5,506,308

	Principal Amount (000)		U.S. $ Value

Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(r)	U.S.$	4,907	$3,876,220
Verscend Holding Corp. 4.661% (LIBOR 1 Month + 4.50%), 08/27/2025(r)		7,841	7,796,954

			41,335,445

Technology – 0.9%
athenahealth, Inc. 4.818% (LIBOR 3 Month + 4.50%), 02/11/2026(e) (r)		11,043	10,877,261
Avaya Inc. 4.425% (LIBOR 1 Month + 4.25%), 12/15/2024(r)		4,750	4,482,063
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.411% (LIBOR 1 Month + 4.25%), 10/02/2025(r)		8,880	8,552,207
Pitney Bowes Inc. 5.670% (LIBOR 1 Month + 5.50%), 01/07/2025(r)		6,036	5,628,197
Presidio Holdings Inc. 3.770% (LIBOR 3 Month + 3.50%), 01/22/2027(e) (r)		2,166	2,117,265
Solera, LLC (Solera Finance, Inc.) 2.911% (LIBOR 1 Month + 2.75%), 03/03/2023(r)		13,477	13,227,896
Veritas US Inc. 5.500% (LIBOR 3 Month + 4.50%), 01/27/2023(r)		3,632	3,468,614

			48,353,503

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 3 Month + 4.75%), 04/29/2023(r)		850	835,525

			307,017,646

Financial Institutions – 0.4%
Finance – 0.1%
Ellie Mae, Inc. 4.058% (LIBOR 3 Month + 3.75%), 04/17/2026(r)		5,759	5,661,475
Jefferies Finance LLC 3.438% (LIBOR 1 Month + 3.25%), 06/03/2026(r)		1,687	1,618,638

			7,280,113

Insurance – 0.3%
Hub International Limited 5.000% (LIBOR 3 Month + 4.00%), 04/25/2025(r)		6,310	6,311,815

	Principal Amount (000)		U.S. $ Value

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.161% (LIBOR 1 Month + 4.00%), 09/03/2026(r)	U.S.$	7,607	$7,415,269

			13,727,084

			21,007,197

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(r)		8,248	8,119,592

Total Bank Loans (cost $357,538,578)			336,144,435

EMERGING MARKETS - CORPORATE BONDS – 3.9%
Industrial – 3.5%
Basic – 1.3%
Braskem America Finance Co. 7.125%, 07/22/2041(a)		7,719	8,000,117
Braskem Netherlands Finance BV 4.50%, 01/10/2028-01/31/2030(a)		10,147	9,414,111
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		8,033	7,614,703
CSN Islands XI Corp. 6.75%, 01/28/2028(a)		1,276	1,183,889
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(a)		17,334	17,273,203
Eldorado Gold Corp. 9.50%, 06/01/2024 (a)		10,719	11,723,291
First Quantum Minerals Ltd. 7.25%, 05/15/2022(a) (j)		7,096	7,091,565
7.25%, 04/01/2023(a)		7,452	7,444,921
HTA Group Ltd. 7.00%, 12/18/2025(a)		3,000	3,114,473

			72,860,273

Capital Goods – 0.2%
Cemex SAB de CV 7.375%, 06/05/2027(a)		1,733	1,847,569
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	7,417,041
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a) (b) (i)		537	29,031
5.25%, 06/27/2029(a) (b) (i)		9,173	366,920
7.125%, 06/26/2042(a) (b) (i)		17,280	864,000

			10,524,561

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,071	1,057,612

	Principal Amount (000)		U.S. $ Value

VTR Finance NV 6.375%, 07/15/2028(a)	U.S.$	1,308	$1,388,597

			2,446,209

Communications - Telecommunications – 0.4%
Comunicaciones Celulares SA Via Comcel Trust 6.875%, 02/06/2024(a)		3,473	3,557,654
Digicel Group 0.5 Ltd. 7.00%, 08/17/2020(f) (g) (l)		592	73,962
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (f)		2,640	785,404
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		6,819	5,205,472
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 05/25/2024(a)		1,816	1,838,953
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		1,282	1,379,753
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		5,930	6,206,992
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		2,132	2,270,580

			21,318,770

Consumer Cyclical - Other – 0.4%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,624	2,614,160
5.625%, 07/17/2027(a)		3,599	3,667,761
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		937	961,590
5.375%, 05/15/2024(a)		2,104	2,153,131
5.875%, 05/15/2026(a)		1,895	1,989,750
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		3,011	3,056,165
6.50%, 01/15/2028(a)		2,724	2,816,752
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		1,845	1,830,009
5.125%, 12/15/2029(a)		2,333	2,274,675
5.50%, 10/01/2027(a)		3,100	3,078,688

			24,442,681

Consumer Cyclical - Retailers – 0.0%
K2016470219 (South Africa )Ltd. 3.00%, 12/31/2022(f) (g)		5,297	14,165
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022(f) (g)		2,461	2,198

			16,363

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)	U.S.$	2,222	$2,215,036
BRF SA 4.875%, 01/24/2030(a)		4,103	4,094,076
Cosan Ltd. 5.50%, 09/20/2029(a)		2,027	2,092,877
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		3,255	3,412,664
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025(a)		5,610	6,125,331
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(d) (e) (f) (g)		2,413	72,627
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 03/14/2026(a)		4,185	4,255,622
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (b) (f) (i)		1,866	559,345
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (g)		13,674	136,740
10.875%, 01/13/2020(b) (c) (g)		2,500	762,588
11.75%, 02/09/2022(b) (g) (i)		13,613	127,622

			23,854,528

Energy – 0.6%
Geopark Ltd. 5.50%, 01/17/2027(a)		463	401,653
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		559	551,139
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,365	3,278,772
MV24 Capital BV 6.748%, 06/01/2034(a)		3,095	3,097,996
Peru LNG Srl 5.375%, 03/22/2030(a)		564	433,575
Petrobras Global Finance BV 5.093%, 01/15/2030(a)		2,374	2,443,698
5.60%, 01/03/2031		14,086	14,715,673
7.375%, 01/17/2027		4,123	4,860,173
8.75%, 05/23/2026		3,286	4,089,016

			33,871,695

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		2,510	2,644,285

			191,979,365

Utility – 0.4%
Electric – 0.4%
AES El Salvador Trust II 6.75%, 03/28/2023(a)		1,220	1,134,219

	Principal Amount (000)		U.S. $ Value

AES Gener SA 6.35%, 10/07/2079(a)	U.S.$	2,632	$2,562,120
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		9,085	10,229,142
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(a)		4,813	5,023,569
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		1,553	1,661,964
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		871	878,672

			21,489,686

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(a) (m)		81	80,807

Total Emerging Markets - Corporate Bonds (cost $269,093,426)			213,549,858

EMERGING MARKETS - TREASURIES – 1.7%
Argentina – 0.0%
Argentine Bonos del Tesoro 15.50%, 10/17/2026(b) (i)	ARS	55,682	173,756
18.20%, 10/03/2021(b) (i)		131,052	870,087

			1,043,843

Brazil – 0.7%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 07/01/2023	BRL	66,416	11,252,436
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021		132,114	26,127,143

			37,379,579

Dominican Republic – 0.1%
Dominican Republic International Bond 12.00%, 01/20/2022(a)	DOP	347,740	6,105,487
15.95%, 06/04/2021(a)		52,700	954,841

			7,060,328

South Africa – 0.9%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023	ZAR	133,000	8,351,172
Series 2030 8.00%, 01/31/2030		767,911	41,444,391

			49,795,563

Total Emerging Markets - Treasuries (cost $117,343,903)			95,279,313

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO - Floating Rate – 1.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.273% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (m)	U.S.$	11,494	$10,746,465
Bristol Park CLO Ltd. Series 2016-1A, Class DR 3.225% (LIBOR 3 Month + 2.95%), 04/15/2029(a) (m)		5,000	4,683,145
Dryden CLO Ltd. Series 2018-57A, Class E 5.592% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (m)		1,741	1,434,344
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (m)		2,270	2,141,205
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (m)		11,286	10,404,116
Dryden Senior Loan Fund Series 2017-49A, Class E 6.572% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (m)		2,424	2,084,385
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (m)		3,505	3,340,056
Series 2020-11A, Class D1 5.173% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (m)		5,438	4,970,197
Kayne CLO 7 Ltd. Series 2020-7A, Class A1 2.607% (LIBOR 3 Month + 1.20%), 04/17/2033(a) (m)		2,639	2,590,505
Kayne CLO Ltd. Series 2020-7A, Class C 3.407% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (m)		2,940	2,834,342
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 2.214% (LIBOR 3 Month + 1.95%), 01/24/2033(a) (m)		8,719	8,109,721
Series 2016-1A, Class DR 3.364% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (m)		7,987	7,229,944

	Principal Amount (000)		U.S. $ Value

OZLM Ltd. Series 2018-22A, Class D 5.573% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (m)	U.S.$	968	$736,577
Rockford Tower CLO 2019-2 Ltd. Series 2019-2A, Class B 2.307% (LIBOR 3 Month + 1.93%), 08/20/2032(a) (m)		2,743	2,664,668
SCFF I Ltd. Series 2020-1A, Class A2B 4.861% (LIBOR 3 Month + 4.00%), 04/15/2031(a) (m)		1,923	1,945,853
Series 2020-1A, Class B 5.611% (LIBOR 3 Month + 4.75%), 04/15/2031(a) (m)		1,077	1,080,287
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.412% (LIBOR 3 Month + 1.14%), 04/18/2029(a) (m)		11,850	11,679,514

Total Collateralized Loan Obligations (cost $82,023,303)			78,675,324

	Shares

COMMON STOCKS – 1.3%
Financials – 0.7%
Consumer Finance – 0.0%
Paysafe Group Ltd.(b) (d) (e)		17,342	664,719

Insurance – 0.7%
Mt. Logan Re Ltd. (Preference Shares)(b) (e) (k)		12,695	12,594,915
Mt. Logan Re Ltd. (Preference Shares) (Series 4)(b) (e) (k)		25,000	25,283,350

			37,878,265

			38,542,984

Consumer Staples – 0.2%
Food & Staples Retailing – 0.2%
Southeastern Grocers, Inc. Npv(b) (d) (e)		252,989	11,637,494

Energy – 0.2%
Energy Equipment & Services – 0.1%
Tervita Corp.(b)		2,204,064	6,203,532

Oil, Gas & Consumable Fuels – 0.1%
Battalion Oil Corp.(b)		135	1,165
Berry Corp.		745,325	3,506,754
CHC Group LLC(b) (k)		255,317	153,190
Golden Energy Offshore Services AS(b)		3,360,247	380,259
K201640219 (South Africa) Ltd. A Shares(b) (d) (e)		64,873,855	65
K201640219 (South Africa) Ltd. B Shares(b) (d) (e)		10,275,684	10

Company		Shares	U.S. $ Value

Paragon Offshore Ltd. - Class A(b) (e)		62,040	$6,204
Paragon Offshore Ltd. - Class B(b) (e)		93,060	418,770
Vantage Drilling International(b)		86,646	563,199

			5,029,616

			11,233,148

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(b)		250,660	3,173,356
Monitronics International, Inc.(b)		128,497	525,553
Monitronics International, Inc.(b) (d) (e)		129,032	507,689

			4,206,598

Consumer Discretionary – 0.1%
Auto Components – 0.1%
ATD New Holdings, Inc.(b) (e)		161,762	2,183,787
Exide Corp.(b) (d) (e)		4,726,787	5
Exide Technologies(b) (d) (e)		270,867	0

			2,183,792

Automobiles – 0.0%
Liberty Tire Recycling LLC(b) (d) (e)		12,278	730,285

			2,914,077

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (d) (e)		5,004,988	5
Constellium SE(b)		234,212	1,876,038
Neenah Enterprises, Inc.(b) (d) (e)		49,578	0

			1,876,043

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (e)		14	0

Construction & Engineering – 0.0%
Willscot Corp.(b)		109,384	1,647,323

			1,647,323

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(b)		163,002	1,362,697

Total Common Stocks (cost $148,544,834)			73,420,364

Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.1%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036 (a)	U.S.$	4,027	3,932,107

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.373%, 04/10/2046 (s)	U.S.$	6,830	$201,166
Commercial Mortgage Trust Series 2012-CR3, Class XA 1.852%, 10/15/2045(s)		44,948	1,378,583
Series 2012-CR5, Class XA 1.519%, 12/10/2045(s)		8,824	259,325
Series 2013-LC6, Class XA 1.342%, 01/10/2046(s)		29,670	741,556
Series 2014-CR15, Class XA 0.935%, 02/10/2047(s)		8,478	216,189
Series 2014-CR20, Class XA 1.025%, 11/10/2047(s)		45,125	1,598,556
DBUBS Mortgage Trust Series 2011-LC1A, Class C 5.687%, 11/10/2046(a)		800	803,057
Series 2011-LC2A, Class D 5.53%, 07/10/2044(a)		2,500	2,145,989
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.494%, 02/10/2046 (s)		3,850	128,115
GS Mortgage Securities Trust Series 2010-C2, Class D 5.179%, 12/10/2043(a)		7,230	7,146,509
Series 2011-GC5, Class C 5.389%, 08/10/2044(a)		7,937	7,153,337
Series 2012-GC6, Class C 5.651%, 01/10/2045(a)		1,177	983,081
Series 2013-GC13, Class D 4.084%, 07/10/2046(a)		1,500	1,069,829
Series 2014-GC18, Class D 4.989%, 01/10/2047(a)		2,261	1,824,785
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class D 5.132%, 06/15/2045(a)		5,000	3,464,870
Series 2012-CBX, Class E 5.132%, 06/15/2045(g)		6,521	3,986,430
Series 2012-LC9, Class B 3.812%, 12/15/2047(a)		5,500	5,075,310
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.609%, 11/15/2045(a) (s)		25,612	659,938
Series 2014-C19, Class D 3.25%, 12/15/2047(a)		4,130	3,198,809

	Principal Amount (000)		U.S. $ Value

UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.609%, 12/10/2045(a) (s)	U.S.$	3,119	$84,822
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class D 5.58%, 04/15/2045(a)		3,450	3,353,357
Series 2012-C7, Class XA 1.322%, 06/15/2045(a) (s)		6,622	109,459
Series 2012-C8, Class E 4.884%, 08/15/2045(a)		6,905	5,828,173
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	2,096,893
Series 2014-C21, Class D 3.497%, 08/15/2047(a)		4,786	3,207,358
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.221%, 06/15/2044(a)		2,576	2,108,745

			62,756,348

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.205% (LIBOR 1 Month + 3.02%), 12/19/2030(a) (m)		4,707	4,211,615
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.925% (LIBOR 1 Month + 4.75%), 05/15/2036(a) (m)		1,702	1,233,238

			5,444,853

Total Commercial Mortgage-Backed Securities (cost $77,370,978)			68,201,201

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		2,974	3,248,166
8.375%, 11/07/2028(a)		7,879	8,863,875

			12,112,041

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		1,062	1,169,527
5.45%, 05/15/2030(a)		725	859,125

			2,028,652

Mexico – 0.7%
Petroleos Mexicanos 5.95%, 01/28/2031(a)		16,526	14,212,360
6.49%, 01/23/2027(a)		2,418	2,309,190
6.50%, 01/23/2029		1,952	1,793,998
6.75%, 09/21/2047		5,145	4,180,313
6.84%, 01/23/2030(a)		5,550	5,139,821
7.69%, 01/23/2050(a)		11,012	9,627,791

			37,263,473

	Principal Amount (000)		U.S. $ Value

South Africa – 0.0%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)	U.S.$	2,540	$2,542,381

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		703	695,750

United States – 0.1%
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,603,051

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (b) (i)		5,000	120,000

Total Quasi-Sovereigns (cost $54,976,923)			57,365,348

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-12, Class PT 13.712%, 06/15/2043(g)		1,521	1,376,424
Series 2018-4, Class PT 9.785%, 05/15/2043(g)		1,814	1,685,791
Series 2018-7, Class PT 9.582%, 06/15/2043(g)		1,748	1,585,714
Series 2019-24, Class PT 10.63%, 08/15/2044(g)		2,200	1,946,500
Series 2019-36, Class PT 13.54%, 10/17/2044(g)		2,657	2,319,610
Series 2019-43, Class PT 7.526%, 11/15/2044(g)		1,939	1,791,016
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.49%, 03/16/2043(g)		409	373,491
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(d) (e) (g)		3,918	804,412
Series 2016-5, Class R Zero Coupon, 09/25/2028(d) (e) (g)		73	1,086,031
Series 2017-2, Class R Zero Coupon, 02/25/2026(d) (e) (g)		45	1,076,232
Series 2017-3, Class R Zero Coupon, 05/25/2026(d) (e) (g)		56	1,680,000
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(d) (e) (g)		80	1,970,526

	Principal Amount (000)		U.S. $ Value

SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d) (e) (g)	U.S.$	114	$3,774,309
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(a)		4,609	4,915,564

			26,385,620

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		6,065	6,145,774
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	801,108

			6,946,882

Home Equity Loans - Fixed Rate – 0.1%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 09/25/2036		739	350,764
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		1,713	1,727,279
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 09/25/2035		1,210	1,002,810
Series 2006-10, Class AF3 5.985%, 06/25/2036		1,383	570,816
Series 2006-6, Class AF4 6.121%, 03/25/2036		3,421	1,467,596
Series 2006-6, Class AF5 6.241%, 03/25/2036		2,769	1,187,282

			6,306,547

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.617%, 05/25/2037		134	131,370

Total Asset-Backed Securities (cost $67,345,341)			39,770,419

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	2,693,860
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	2,314,179
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		36,247,335	10,583,873

Total Inflation-Linked Securities (cost $17,948,692)			15,591,912

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	1,913	$1,982,824
4.125%, 05/15/2051		6,682	7,431,637

			9,414,461

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032		2,842	3,259,419
5.00%, 04/27/2051		2,265	2,652,315

			5,911,734

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (d) (e)	EUR	1,001	0

Total Governments - Sovereign Bonds (cost $14,750,611)			15,326,195

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	2,252,640
7.625%, 03/01/2040		1,250	2,250,138
7.95%, 03/01/2036		0	220
State of Illinois Series 2010 7.35%, 07/01/2035		4,120	4,803,921
Tobacco Settlement Finance Authority Series 2007A 7.467%, 06/01/2047		1,985	2,064,837

Total Local Governments - US Municipal Bonds (cost $8,667,420)			11,371,756

	Shares

PREFERRED STOCKS – 0.2%
Industrial – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625%		211,900	5,746,728

Financial Institutions – 0.1%
Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%, 04/15/2042		95,901	2,741,809

Company			Shares	U.S. $ Value

REITS – 0.0%
Hersha Hospitality Trust Series C 6.875%,(b)			64,000	$707,200

				3,449,009

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%,			51,441	1,161,538

Total Preferred Stocks (cost $11,000,261)				10,357,275

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(b)			385,763	439,770
Battalion Oil Corp., expiring 10/08/2022(b) (e)			1,863	0
Encore Automotive Acceptance, expiring 07/05/2031(b) (d) (e)			44	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (d) (e)			189,795	0
Halcon Resources Corp., expiring 10/08/2022(b) (e)			652	0
iHeartMedia, Inc., expiring 05/01/2039(b)			1,797	13,298
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(b)			302,868	3,029
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(b)			130,363	1,955
Willscot Corp., expiring 11/29/2022(b) (d) (e)			169,364	588,353

Total Warrants (cost $3,641,850)				1,046,405

	Principal Amount (000)

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.0%
Argentina – 0.0%
Provincia de Buenos Aires/Government Bonds 32.708% (BADLAR + 3.83%), 05/31/2022(m) (cost $8,813,136)		ARS	140,618	949,650

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 09/01/2020-09/30/2021(d) (e) (cost $6,145,275)	U.S.$		6,145	467,437

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049 (b) (e) (l) (cost $0)			45,881	47,028

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.5%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(t) (u) (v) (cost $182,427,698)		182,427,698	$182,427,698

	Principal Amount (000)

Time Deposits – 0.2%
BBH Grand Cayman 2.75%, 08/03/2020	ZAR	30,716	1,796,939
Citibank, London (0.69)%, 08/03/2020	EUR	138	162,510
SEB, Stockholm 0.01%, 08/03/2020	U.S.$	11,361	11,360,711

Total Time Deposits (cost $13,320,160)			13,320,160

Total Short-Term Investments (cost $195,747,858)			195,747,858

Total Investments– 101.0% (cost $5,841,003,500)(w)			5,604,131,847
Other assets less liabilities – (1.0)%			(56,538,512)

Net Assets – 100.0%			$5,547,593,335

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	127	September 2020	$23,149,719	$556,313
U.S. T-Note 10 Yr (CBT) Futures	470	September 2020	65,836,719	380,438
U.S. Ultra Bond (CBT) Futures	98	September 2020	22,313,374	820,280
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	8	September 2020	1,009,000	(5,250)

				$1,751,781

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	9,952	EUR	8,853	08/06/2020	$476,707
BNP Paribas SA	USD	4,603	EUR	4,087	08/06/2020	211,877
Brown Brothers Harriman & Co.	EUR	2,089	USD	2,366	08/06/2020	(94,494)
Brown Brothers Harriman & Co.	USD	33,857	EUR	30,137	08/06/2020	1,645,270
Citibank, NA	EUR	6,596	USD	7,467	08/06/2020	(303,217)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EUR	979	USD	1,120	08/06/2020	$(33,223)
Goldman Sachs Bank USA	USD	39,192	BRL	203,250	08/04/2020	(229,523)
Goldman Sachs Bank USA	BRL	203,250	USD	39,062	08/04/2020	99,217
Goldman Sachs Bank USA	CAD	8,407	USD	6,062	08/06/2020	(214,518)
Goldman Sachs Bank USA	MXN	863,661	USD	38,594	08/07/2020	(197,789)
Goldman Sachs Bank USA	BRL	203,250	USD	39,152	09/02/2020	241,045
Goldman Sachs Bank USA	RUB	3,906,074	USD	54,946	09/14/2020	2,598,614
HSBC Bank USA	GBP	3,659	USD	4,611	09/18/2020	(179,643)
JPMorgan Chase Bank, NA	ZAR	847,582	USD	51,024	09/03/2020	1,606,756
JPMorgan Chase Bank, NA	IDR	581,634,052	USD	39,281	10/15/2020	246,749
Morgan Stanley Capital Services LLC	BRL	203,250	USD	37,349	08/04/2020	(1,613,103)
Morgan Stanley Capital Services LLC	USD	39,062	BRL	203,250	08/04/2020	(99,216)
Morgan Stanley Capital Services LLC	EUR	111,195	USD	125,772	08/06/2020	(5,215,886)
Royal Bank of Scotland PLC	EUR	6,538	USD	7,390	08/06/2020	(311,677)
Royal Bank of Scotland PLC	USD	29,770	EUR	26,288	08/06/2020	1,196,958
Royal Bank of Scotland PLC	COP	266,938,943	USD	73,157	09/17/2020	1,893,885
Societe Generale	EUR	99,942	USD	114,045	09/10/2020	(3,777,272)
Standard Chartered Bank	USD	3,338	EUR	2,972	08/06/2020	162,946
UBS AG	EUR	902	USD	1,032	08/06/2020	(31,193)

						$(1,920,730)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)%	Quarterly	3.73%	USD	74,242	$(2,570,508)	$(2,735,998)	$165,490
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	(5.00)	Quarterly	3.71	EUR	77,385	(2,665,263)	(4,851,504)	2,186,241
Sale Contracts
Brazilian Government International Bond, 4.250% 01/07/2025, 06/20/2025*	1.00	Quarterly	2.16	USD	18,614	(987,503)	(1,407,424)	419,921
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	4.39	USD	664,748	21,165,174	1,543,715	19,621,459

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00%	Quarterly	2.81%	USD	4,420	$292,375	$(375,825)	$668,200
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	3.71	EUR	77,386	2,665,297	2,202,762	462,535
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.75	EUR	118,898	8,340,332	(477,994)	8,818,326
South Africa Government International Bond, 5.875% 09/16/2025, 06/20/2025*	1.00	Quarterly	3.10	USD	19,270	(1,807,699)	(2,497,492)	689,793

						$24,432,205	$(8,599,760)	$33,031,965

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	3,028	$(1,499,247)	$(1,531,731)	$32,484
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,490	(737,740)	(741,877)	4,137
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	40,000	(12,986,000)	(4,681,989)	(8,304,011)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	8,746	(2,840,847)	(1,084,186)	(1,756,661)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	6,122	(1,988,528)	(761,772)	(1,226,756)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	15,706	(5,101,571)	(1,964,421)	(3,137,150)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	3,714	$(1,206,369)	$(471,507)	$(734,862)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	3,750	(1,217,750)	(1,372,183)	154,433
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,368	(676,955)	(199,690)	(477,265)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	547	(270,683)	(79,847)	(190,836)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,368	(677,525)	(194,756)	(482,769)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,735	(1,343,159)	(388,986)	(954,173)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	44,000	(21,785,622)	(6,738,997)	(15,046,625)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	7,560	(2,455,614)	(924,730)	(1,530,884)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	247	(80,230)	(30,411)	(49,819)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	1.57	EUR	1,640	136,043	70,285	65,758
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	2,395	(777,936)	(276,826)	(501,110)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/25, 12/20/2023*	5.00	Quarterly	6.07	USD	1,300	(34,889)	56,692	(91,581)
Avis Budget Car Rental LLC, 5.250%, 03/15/25, 12/20/2023*	5.00	Quarterly	6.07	USD	1,440	(38,646)	98,278	(136,924)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	113,618	(56,255,533)	(26,008,852)	(30,246,681)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	298	$(147,548)	$(148,181)	$633
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	298	(147,548)	(148,181)	633
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	27,329	(8,876,915)	(3,893,361)	(4,983,554)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	561	(182,129)	(150,249)	(31,880)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,122	(364,444)	(258,778)	(105,666)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,122	(364,444)	(258,778)	(105,666)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	561	(182,222)	(125,239)	(56,983)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,433	(465,462)	(181,186)	(284,276)
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00	Quarterly	11.50	USD	4,590	(366,296)	(102,832)	(263,464)
JPMorgan Chase Bank, NA
Intrum AB, 3.125% 07/15/2024, 6/20/2025*	5.00	Quarterly	5.50	EUR	242	(4,119)	(38,575)	34,456
Intrum AB, 3.125% 07/15/2024, 6/20/2025*	5.00	Quarterly	5.50	EUR	484	(8,239)	(82,202)	73,963
Intrum AB, 3.125% 07/15/2024, 6/20/2025*	5.00	Quarterly	5.50	EUR	242	(4,119)	(41,101)	36,982
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	4.36	EUR	4,274	(712,985)	(832,963)	119,978

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00%	Quarterly	4.36%	EUR	4,546	$(758,360)	$(890,999)	$132,639
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	6,340	(2,059,338)	(797,548)	(1,261,790)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,009	(499,584)	(440,408)	(59,176)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,019	(999,663)	(751,211)	(248,452)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,019	(999,663)	(746,250)	(253,413)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,847	(914,501)	(783,923)	(130,578)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,847	(914,501)	(774,754)	(139,747)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,847	(914,501)	(779,338)	(135,163)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,847	(914,501)	(770,170)	(144,331)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,847	(914,501)	(848,319)	(66,182)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	596	(295,096)	(290,054)	(5,042)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5,500	(2,722,439)	(2,954,682)	232,243
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	2,805	(911,111)	(765,107)	(146,004)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	2,805	(910,643)	(709,508)	(201,135)

						$(138,393,673)	$(65,791,403)	$(72,602,270)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Maturity	EUR	34,758	12/20/2020	$10,095,305

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2020
Barclays Capital, Inc.†	(1.00)%*	—	$2,788,724
Barclays Capital, Inc.†	(0.50)%*	—	1,801,868
Barclays Capital, Inc.†	(0.50)%*	—	2,254,805
Barclays Capital, Inc.†	(0.50)%*	—	3,081,587
HSBC Securities (USA) Inc†	0.16%	—	17,921,727
JPMorgan Chase Bank, NA†	(0.25)%*	—	1,117,081

			$28,965,792

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2020.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$4,198,668	$0	$0	$0	$4,198,668
Governments - Treasuries	17,921,727	0	0	0	17,921,727
Emerging Markets - Sovereigns	2,254,805	0	0	0	2,254,805
Emerging Markets – Corporate Bonds	4,590,592	0	0	0	4,590,592

Total	$28,965,792	$0	$0	$0	$28,965,792

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $2,788,331,077 or 50.3% of net assets.

(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2020.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

These securities, which represent 1.28% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2019-4A, Class B1 4.022%, 10/25/2029	04/16/2020	$1,022,860	$1,064,519	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-12, Class PT 13.712%, 06/15/2043	06/26/2018	1,526,036	1,376,424	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-4, Class PT 9.785%, 05/15/2043	03/27/2018	1,823,875	1,685,791	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.582%, 06/15/2043	04/25/2018	1,751,416	1,585,714	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.63%, 08/15/2044	06/27/2019	2,144,039	1,946,500	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.54%, 10/17/2044	09/04/2019	2,628,780	2,319,610	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 7.526%, 11/15/2044	10/09/2019	1,922,082	1,791,016	0.03%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.49%, 03/16/2043	03/07/2018	410,837	373,491	0.01%
Digicel Group 0.5 Ltd. 7.00%, 08/17/2020	11/28/2016	623,866	73,962	0.00%
Ecuador Government International Bond 10.75%, 03/28/2022	09/27/2016	21,538,690	14,850,967	0.27%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/28/2019	22,218,958	1,126,934	0.02%
Exide Technologies (First Lien) 11.00%, 10/31/2024	04/30/2015	6,453,659	0	0.00%
Federal Home Loan Mortgage Corp. Series 2019-FTR3, Class B2 4.985%, 09/25/2047	06/03/2020	923,485	736,215	0.01%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,692,670	10,583,873	0.19%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045	01/10/2013	6,619,108	3,986,430	0.07%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.672%, 10/25/2025	09/18/2015	6,348,066	5,670,345	0.10%
K2016470219 (South Africa) Ltd. 3.00%, 12/31/2022	01/31/2017	5,443,404	14,165	0.00%
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022	01/31/2017	2,459,017	2,198	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Liberty Tire Recycling LLC 9.50%, 01/15/2023	01/03/2018	$1,056,844	$1,056,844	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013	12,955,187	0	0.00%
Mortgage Insurance-Linked Notes Series 2020-1, Class B1 3.172%, 02/25/2030	04/15/2020	253,863	261,916	0.00%
Radnor Re Ltd. Series 2019-2, Class B1 2.872%, 06/25/2029	04/16/2020	2,274,064	2,452,259	0.04%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	1,546,256	804,412	0.01%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 09/25/2028	06/23/2017	3,881,020	1,086,031	0.02%
SoFi Consumer Loan Program LLC Series 2017-2, Class R Zero Coupon, 02/25/2026	06/15/2017	3,354,257	1,076,232	0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	6,200,880	1,680,000	0.03%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	8,413,600	1,970,526	0.04%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	11,354,951	3,774,309	0.07%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	871,000	878,672	0.02%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	5,055,905	72,627	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012	22,420,222	1,026,950	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.422%, 11/25/2025	09/06/2016	4,043,059	3,689,732	0.07%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.672%, 11/25/2025	09/28/2015	2,429,335	2,244,432	0.04%

(h)	Convertible security.
(i)	Defaulted.
(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$18,385,445	$153,190	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020	03/10/2017	14,696,890	2,198,822	0.04%
Mt. Logan Re Ltd.(Preference Shares)	12/30/2014	$12,695,000	$12,594,915	0.23%
Mt. Logan Re Ltd.(Preference Shares) (Series 4)	04/01/2015	25,000,000	25,283,350	0.46%

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(n)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(q)	Inverse interest only security.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2020.
(s)	IO - Interest Only.
(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	Affiliated investments.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $347,637,936 and gross unrealized depreciation of investments was $(614,153,538), resulting in net unrealized depreciation of $(266,515,602).

Currency Abbreviations:

ARS – Argentine Peso

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BADLAR – Argentina Deposit Rates Badlar Private Banks

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2020 (unaudited)

60.8%	United States
3.0%	Brazil
2.0%	United Kingdom
1.8%	Mexico
1.8%	Canada
1.7%	Colombia
1.5%	South Affrica
1.3%	Egypt
1.3%	Luxembourg
1.1%	France
1.1%	Argentina
1.1%	Cayman Islands
1.0%	Netherlands
17.0%	Other
3.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Costa Rica, Denmark, Dominican Republic, Ecuador, El Salvador, Gabon, Germany, Ghana, Guatemala, Honduras, Hong Kong, Indonesia, Iraq, Ireland, Israel, Italy, Ivory Coast, Jamaica, Kenya, Kuwait, Lebanon, Macau, Mauritius, Mongolia, Morocco, Nigeria, Norway, Oman, Pakistan, Peru, Russia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB High Income Fund

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,926,758,454	$9,232,308	#	$1,935,990,762
Corporates - Investment Grade	-0-	770,021,548	-0-		770,021,548
Governments - Treasuries	-0-	638,585,645	-0-		638,585,645
Emerging Markets - Sovereigns	-0-	633,184,643	-0-		633,184,643
Collateralized Mortgage Obligations	-0-	413,037,471	-0-		413,037,471
Bank Loans	-0-	251,394,789	84,749,646		336,144,435
Emerging Markets - Corporate Bonds	-0-	213,477,231	72,627		213,549,858
Emerging Markets - Treasuries	-0-	95,279,313	-0-		95,279,313
Collateralized Loan Obligations	-0-	78,675,324	-0-		78,675,324
Common Stocks	18,449,608	943,458	54,027,298	#	73,420,364
Commercial Mortgage-Backed Securities	-0-	68,201,201	-0-		68,201,201
Quasi-Sovereigns	-0-	57,365,348	-0-		57,365,348
Asset-Backed Securities	-0-	29,378,909	10,391,510		39,770,419
Inflation-Linked Securities	-0-	15,591,912	-0-		15,591,912
Governments - Sovereign Bonds	-0-	15,326,195	0	#	15,326,195
Local Governments - US Municipal Bonds	-0-	11,371,756	-0-		11,371,756
Preferred Stocks	10,357,275	-0-	-0-		10,357,275
Warrants	458,052	-0-	588,353	#	1,046,405
Local Governments - Regional Bonds	-0-	949,650	-0-		949,650
Whole Loan Trusts	-0-	-0-	467,437		467,437
Rights	-0-	-0-	47,028		47,028
Short-Term Investments:
Investment Companies	182,427,698	-0-	-0-		182,427,698
Time Deposits	-0-	13,320,160	-0-		13,320,160

Total Investments in Securities	211,692,633	5,232,863,007	159,576,207		5,604,131,847
Other Financial Instruments*:
Assets
Futures	1,757,031	-0-	-0-		1,757,031
Forward Currency Exchange Contracts	-0-	10,380,024	-0-		10,380,024
Centrally Cleared Credit Default Swaps	-0-	32,463,178	-0-		32,463,178
Credit Default Swaps	-0-	136,043	-0-		136,043
Total Return Swaps	-0-	10,095,305	-0-		10,095,305
Liabilities
Futures	(5,250)	-0-	-0-		(5,250)
Forward Currency Exchange Contracts	-0-	(12,300,754)	-0-		(12,300,754)
Centrally Cleared Credit Default Swaps	-0-	(8,030,973)	-0-		(8,030,973)
Credit Default Swaps	-0-	(138,529,716)	-0-		(138,529,716)
Reverse Repurchase Agreements	(28,965,792)	-0-	-0-		(28,965,792)

Total	$184,478,622	$5,127,076,114	$159,576,207		$5,471,130,943

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds	Collateralized Loan Obligations
Balance as of 10/31/19	$32,908,573	$52,206,132	$61,746	$4,535,367
Accrued discounts/ (premiums)	37,269	91,319	(1,086,174)	-0-
Realized gain (loss)	(18,765,467)	(167,804)	-0-	-0-
Change in unrealized appreciation/ depreciation	(6,097,091)	(2,831,250)	742,396	-0-
Purchases/Payups	2,380,136	6,180,513	354,659	-0-
Sales	(6,198,144)	(3,041,457)	-0-	-0-
Reclassification	4,967,032	-0-	-0-	-0-
Transfers into level 3	-0-	33,980,063	-0-	-0-
Transfers out of level 3	-0-	(1,667,870)	-0-	(4,535,367)

Balance as of 7/31/20	$9,232,308	$84,749,646	$72,627	$-0-

Net change in unrealized appreciation/depreciation from investments held as of 7/31/20	$(24,701,086)	$(2,831,250)	$742,396	$-0-

	Common Stocks#	Asset-Backed Securities	Governments - Sovereign Bonds#	Preferred Stocks
Balance as of 10/31/19	$62,796,850	$50,991,289	$-0-	$4,967,032
Accrued discounts/ (premiums)	-0-	343,014	-0-	-0-
Realized gain (loss)	-0-	1,188,036	-0-	-0-
Change in unrealized appreciation/ depreciation	2,796,741	(4,486,029)	-0-	-0-
Purchases	6,143,629	-0-	-0-	-0-
Sales/Paydowns	(17,709,922)	(5,135,410)	-0-	-0-
Reclassification	-0-	-0-	-0-	(4,967,032)
Transfers into level 3	-0-	-0-	-0-	-0-
Transfers out of level 3	-0-	(32,509,390)	-0-	-0-

Balance as of 7/31/20	$54,027,298	$10,391,510	$-0-	$-0-

Net change in unrealized appreciation/depreciation from investments held as of 7/31/20	$(9,263,510)	$(4,423,043)	$-0-	$-0-

	Warrants#	Whole Loan Trusts	Rights	Total
Balance as of 10/31/19	$663,907	$1,391,396	$-0-	$210,522,292
Accrued discounts/ (premiums)	-0-	-0-	-0-	(614,572)
Realized gain (loss)	-0-	26,293	-0-	(17,718,942)
Change in unrealized appreciation/ depreciation	(75,554)	(581,420)	7,570	(10,524,637)
Purchases/Payups	-0-	-0-	-0-	15,058,937
Sales/Paydowns	-0-	(368,832)	-0-	(32,453,765)
Reclassification	-0-	-0-	-0-	-0-
Transfers into level 3	-0-	-0-	39,458	34,019,521
Transfers out of level 3	-0-	-0-	-0-	(38,712,627)

Balance as of 7/31/20	$588,353	$467,437	$47,028	$159,576,207

Net change in unrealized appreciation/depreciation from investments held as of 7/31/20	$(75,554)	$(581,420)	$7,570	$(41,125,897)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2020. Securities priced (i) by third party vendors or (ii) by brokers, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/20	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$5,431,938	Market Approach	EBITDA* Projection	$400mm
			EBITDA* Multiples	16.4X
	$1,616,592	Recovery Analysis	Collateral Value	$85.10
	$1,126,934	Residual Value Waterfall	Estimated Value Remaining	$24.0 Million
	$1,056,844	Qualitative Assessment	Par Value	$100.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$9,232,308

Common Stocks	$25,283,350	Market Approach	NAV Equivalent	$1,011.33
	$12,594,915	Market Approach	NAV Equivalent	$992.12
	$730,285	Market Approach	EBITDA* Projection	$61.4mm
			EBITDA* Multiples	7.1X
	$664,719	Market Approach	EBITDA* Projection	$400mm
			EBITDA* Multiples	16.4X
	$507,689	Market Approach	10% Haircut to Last Traded Price	$3.93
	$5	Qualitative Assessment		$0.00
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$39,780,968

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00
Warrants	$588,353	Option Pricing Model	Exercise Price	$3.47
Whole Loan Trusts	$467,437	Recovery Analysis	Cumulative Loss	35%

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Last Traded Price, Exercise Price, EBITDA projections and EBITDA Multiples in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Estimated Value Remaining and Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$269,142	$1,661,302	$1,748,016	$182,428	$880